                              STATE STREET RESEARCH
                              INSTITUTIONAL FUNDS
                               SEMIANNUAL REPORT

                                  July 31, 2001


            One Financial Center o Boston, MA o 02111 o 617 357-1200
             Note: Not to be used for general solicitation purposes.

            STATE STREET RESEARCH                STATE STREET RESEARCH
           CORE FIXED INCOME FUND             CORE LARGE CAP GROWTH FUND

            A BOND FUND FOCUSING           A STOCK FUND SEEKING COMPETITIVE
          ON U.S. INVESTMENT GRADE           TOTAL RETURNS RELATIVE TO THE
          FIXED-INCOME SECURITIES.          STANDARD & POOR'S 500 COMPOSITE
                                                     STOCK INDEX.


            STATE STREET RESEARCH                STATE STREET RESEARCH
         CORE PLUS FIXED INCOME FUND             LARGE CAP GROWTH FUND

     A BOND FUND INVESTING IN INVESTMENT   A STOCK FUND SEEKING COMPETITIVE
      GRADE FIXED-INCOME SECURITIES AND      TOTAL RETURNS RELATIVE TO THE
     USING AN OPPORTUNISTIC APPROACH TO       RUSSELL 1000 GROWTH INDEX.
     HIGH YIELD AND FOREIGN SECURITIES.

STATE STREET RESEARCH
CORE FIXED INCOME FUND

Investment Portfolio                                   July 31, 2001 (Unaudited)

                                             PRINCIPAL   MATURITY     VALUE
                                              AMOUNT       DATE      (NOTE 1)
-------------------------------------------------------------------------------
FIXED INCOME SECURITIES 95.8%
U.S. TREASURY 8.3%
U.S. Treasury Bond, 11.25%                    $ 50,000   2/15/2015  $    78,047
U.S. Treasury Bond, 9.25%                      125,000   2/15/2016      172,168
U.S. Treasury Bond, 8.875%                     250,000   2/15/2019      342,540
U.S. Treasury Bond, 8.125%                     175,000   8/15/2021      227,910
U.S. Treasury Bond, 6.75%                      375,000   8/15/2026      431,310
U.S. Treasury Note, 6.50%                      200,000   2/15/2010      220,561
                                                                    -----------
                                                                      1,472,536
                                                                    -----------
U.S. AGENCY MORTGAGE 39.5%
Federal National
Mortgage Association, 7.125%                    75,000   6/15/2010       82,359
Federal National
Mortgage Association, 6.50%                    421,986  12/01/2014      429,236
Federal National
Mortgage Association, 6.50%                    199,046   6/01/2016      202,216
Federal National
Mortgage Association, TBA, 6.00%               700,000   8/16/2016      700,000
Federal National
Mortgage Association, TBA, 7.00%               650,000   8/16/2016      667,875
Federal National
Mortgage Association, 6.50%                    110,685  12/01/2028      111,065
Federal National
Mortgage Association, 6.50%                    126,341  12/01/2028      124,190
Federal National
Mortgage Association, 6.50%                    178,079   5/01/2029      178,467
Federal National
Mortgage Association, 6.50%                    330,379   7/01/2029      331,099
Federal National
Mortgage Association, 7.00%                    241,742   8/01/2029      246,125
Federal National
Mortgage Association, 7.00%                    221,233   8/01/2029      221,715
Federal National
Mortgage Association, 7.00%                    780,927  10/01/2029      795,086
Federal National
Mortgage Association, 7.125%                   125,000   1/15/2030      138,574
Federal National
Mortgage Association, 7.00%                    122,785   2/01/2030      125,087
Federal National
Mortgage Association, 7.25%                    175,000   5/15/2030      197,122
Federal National
Mortgage Association, 7.50%                     69,191   6/01/2030       71,202
Federal National
Mortgage Association, 6.50%                    250,000   5/01/2031      249,920
Federal National
Mortgage Association, 6.50%                    175,000   7/01/2031      174,944
Federal National
Mortgage Association, TBA, 6.00%               225,000   8/13/2031      220,079
Government National
Mortgage Association, 7.00%                    101,494   6/15/2028      103,936
Government National
Mortgage Association, 7.50%                    296,180  12/15/2028      307,192
Government National
Mortgage Association, 7.00%                   $384,190   4/15/2029  $   393,315
Government National
Mortgage Association, 7.50%                     77,061  10/15/2029       79,733
Government National
Mortgage Association, 7.50%                    389,150  11/15/2029      402,646
Government National
Mortgage Association, 7.00%                    274,721   6/15/2031      281,246
Student Loan
Marketing Association,
Global Note, 5.25%                             175,000   3/15/2006      176,063
                                                                    -----------
                                                                      7,010,492
                                                                    -----------
CANADIAN-YANKEE 2.3%
Bombardier Capital
Inc., Note, 7.30%+                             150,000  12/15/2002      155,075
Province of Quebec,
Deb., 7.125%                                   250,000   2/09/2024      259,322
                                                                    -----------
                                                                        414,397
                                                                    -----------
FOREIGN GOVERNMENT 0.4%
                                          Greek Drachma
Republic of Greece, 6.95%                       75,000   3/04/2008       78,708

FINANCE/MORTGAGE 29.6%
Associates Corp. of
North America, Note, 5.80%                    $100,000   4/20/2004      102,090
Caterpillar Financial
Asset Trust, Note, 4.85%                        75,000   4/25/2007       75,445
Chase Commercial
Mortgage Securities
Corp., 1998, Mortgage
Passthru Cl. A 2, 6.39%                         75,000  11/18/2030       75,891
Chase Manhattan Auto
Owner, Note, 6.26%                             125,000   6/15/2007      129,844
Citibank Credit Card
Issuance Trust, Note, 6.65%                    100,000   5/15/2008      101,773
Citibank Credit Card
Issuance Trust, Note
Cl. 2000 C1, 7.45%                              75,000   9/15/2007       78,867
Citibank Credit Card
Issuance Trust, Note
Cl. 2001 B1, 4.27%                              75,000  10/15/2001       75,023
Citibank Credit Card
Master Trust, Series
1999, Cl. A, 6.65%                              50,000  11/15/2006       52,406
Citigroup Inc.,
Global Sr. Note, 6.50%                         150,000   1/18/2011      153,673
Citigroup Inc., Sub.
Note, 7.25%                                     50,000  10/01/2010       53,481
Countrywide Funding
Corp., Note, 6.25%                              75,000   4/15/2009       74,204

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             PRINCIPAL   MATURITY     VALUE
                                              AMOUNT       DATE      (NOTE 1)
-------------------------------------------------------------------------------
Credit Suisse
FirstBoston USA Inc.,
Note, 5.875%                                  $ 50,000   8/01/2006  $    50,207
Detroit Edison, 2001
Securitization Bond
Cl. A, 6.42%                                   125,000   3/01/2015      125,781
Discover Card Master
Trust, Certificate
Series 2001 Cl A, 5.30%                        175,000  11/15/2006      177,162
Discover Card Master
Trust, Series 2000
Cl. A, 6.35%                                   150,000   7/15/2008      155,437
DLJ Commercial
Mortgage Corp., 1998
Commercial Mortgage
Certificate Cl. A, 6.11%                        93,570   6/10/2031       95,497
DLJ Commercial
Mortgage Corp., 2000
Commercial Mortgage
Certificate Cl. A, 7.50%                        25,000   9/10/2010       26,339
EOP Operating Limited
Partnership, Note, 6.50%                        75,000   6/15/2004       77,081
ERAC USA Finance Co.,
Note, 8.25%+                                    75,000   5/01/2005       79,518
First Union-Lehman
Brothers, Series
1998-C2 Cl. A1, 6.28%                          243,570   6/18/2007      248,974
Fleet Credit Card
Master Trust, 2001
Cl. A, 5.60%                                   100,000  12/15/2008      100,843
Ford Credit Auto
Owner Trust 2001,
Note Cl. A 5, 5.36%                            175,000   6/15/2005      177,788
Ford Motor Credit
Co., Note, 7.50%                                50,000   3/15/2005       52,876
Ford Motor Credit
Co., Bond, 7.375%                              100,000   2/01/2011      105,330
Ford Motor Credit
Co., Note, 6.70%                               150,000   7/16/2004      156,276
General Electric
Capital Corp., Note, 6.875%                     25,000  11/15/2010       26,747
Goldman Sachs Group
LP, Note, 6.625%+                               50,000  12/01/2004       52,411
Goldman Sachs
Mortgage Securities
Corp. II, Commercial
Mortgage Certificate,
2001 Cl. A1, 6.22%+                            100,000   5/03/2010      101,333
Household Finance
Corp., Note, 8.00%                              75,000   5/09/2005       81,467
J.P. Morgan Chase &
Co., Note, 6.75%                                75,000   2/01/2011       77,066
J.P. Morgan
Commercial Mortgage
Finance Corp.,
Mortgage Passthru
Certificate 97 Cl. C, 7.238%                    75,000   9/15/2029       78,248
J.P. Morgan
Commercial Mortgage
Finance Corp.,
Mortgage Certificate
1999 Cl. A2, 6.507%                           $ 75,000  10/15/2035  $    76,881
MBNA Credit Card
Master Trust, 2001
Cl. C, 6.55%                                    75,000  12/15/2008       75,961
MBNA Master Credit
Card Trust, Series
1999, Cl. A, 7.00%                             125,000   2/15/2012      133,007
MBNA Master Credit
Card Trust, Series
2000, Cl. A, 6.90%                              75,000   1/15/2008       79,336
MBNA Master Credit
Card Trust, Series
2000 Note, Cl. A, 7.80%                        125,000  10/15/2012      139,687
MBNA Master Credit
Card Trust, Series
2000 A Cl. A, 7.35%                             75,000   7/16/2007       79,992
Merrill Lynch & Co.
Inc., Note, 5.35%                              100,000   6/15/2004      100,927
Morgan Stanley
Capital Inc., 1999
Certificate Cl. A2, 6.21%                      175,000   9/15/2008      176,648
Morgan Stanley Dean
Witter, 2001
Commercial Mortgage
Certificate Cl. A4, 6.66%                      125,000   1/15/2011      127,929
Nationslink Funding
Corp., Commercial
Mortgage Passthru
1998 Cl. A2, 6.476%                            100,000   7/20/2008      102,906
Nationslink Funding
Corp., Series 1998
Cl. A1, 6.001%                                  61,941   8/20/2030       63,296
Nisource Finance
Corp., Note, 7.50%                              50,000  11/15/2003       52,501
Peco Energy Transport
Trust, Series 1999A
Cl. A4, 5.80%                                  150,000   3/01/2007      152,764
PSE&G Transition
Funding LLC, 2001
Transition Bond Cl. A
5, 6.45%                                       125,000   3/15/2013      127,382
Qwest Capital Funding
Inc., Note, 7.90%                               75,000   8/15/2010       79,517
Residential Asset
Security, Mortgage
Passthru, Series 2001
Cl. A I 3, 5.751%                              125,000   8/25/2005      125,000
Salomon Brothers,
Commercial Mortgage
Trust, Certificate
2001 Cl. A2, 6.226%                            125,000  12/18/2035      126,348

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             PRINCIPAL   MATURITY     VALUE
                                              AMOUNT       DATE      (NOTE 1)
-------------------------------------------------------------------------------

U.S. Bank
N.A., 6.375%                                  $100,000   8/01/2011  $    99,750
Wells Fargo & Co.,
Global Note, 7.25%                              75,000   8/24/2005       80,207
Wells Fargo Bank N.A.,
Sub. Note, 6.45%                                75,000   2/01/2011       75,907
West Penn Funding
LLC, Series 1999A Cl
A3, 6.81%                                      150,000   9/25/2008      158,389
                                                                    -----------
                                                                      5,253,413
                                                                    -----------
CORPORATE 15.7%
AmerenEnergy
Generating Co., Sr.
Note, 7.75%                                     50,000  11/01/2005       53,010
AOL Time Warner Inc.,
Note, 6.125%                                    75,000   4/15/2006       76,186
Atlantic Richfield
Co., Note, 5.90%                               125,000   4/15/2009      125,455
Cargill Inc., Note, 6.25%+                      75,000   5/01/2006       76,525
Clear Channel
Communications, Sr.
Note, 7.25%                                     75,000   9/15/2003       78,062
Coca-Cola Enterprises
Inc., Deb., 6.75%                               25,000   9/15/2028       25,004
Comcast Cable
Communications Corp.,
Note, 6.75%                                     75,000   1/30/2011       74,797
Conagra Inc., Note, 7.50%                       75,000   9/15/2005       79,135
Dominion Resources
Inc., Note, 7.40%                               75,000   9/16/2002       77,120
Dover Corp., Note, 6.50%                       125,000   2/15/2011      126,420
Duke Energy Co., Note, 7.125%                   75,000   9/03/2002       77,107
Dynegy Holdings Inc.,
Sr. Note, 8.125%                                25,000   3/15/2005       26,707
Electronic Data
Systems Corp., Note, 7.125%                     75,000  10/15/2009       79,452
Energy East Corp.,
Note, 7.75%                                     50,000  11/15/2003       52,494
France Telecom SA,
Note, 8.50%+                                    50,000   3/01/2031       54,516
International Paper
Co., Note, 4.62                                 50,000   7/08/2002       49,990
International Paper
Co., Note, 8.00                                 75,000   7/08/2003       79,077
Keyspan Corp., Note, 6.15%                     125,000   6/01/2006      128,050
Kroger Co., Sr. Note
Series B, 7.25%                                 75,000   6/01/2009       79,015
Lockheed Martin
Corp., Deb., 8.50%                              25,000  12/01/2029       29,055
New Jersey Economic
Development
Authority, Series A, 7.425%                    125,000   2/15/2029      137,346
Norfolk Southern
Corp., Sr. Note, 4.39%                        $100,000   7/07/2003  $   100,090
Safeway Inc., Note, 7.00%                      125,000   9/15/2002      128,566
Safeway Inc., Note, 6.15%                       50,000   3/01/2006       51,067
SBC Communications
Inc., Note, 5.75%                              175,000   5/02/2006      177,415
Telus Corp., Note, 8.00%                        75,000   6/01/2011       79,765
Tyco International
Group SA, Note, 6.375%                          25,000   2/15/2006       25,502
Tyco International
Group SA., Note, 6.25%                          50,000  12/15/2001       51,156
Union Pacific Corp.,
Deb., 6.625%                                    75,000   2/01/2029       70,667
United Technologies
Corp., Note, 6.70%                             125,000   8/01/2028      123,266
Vodafone AirTouch
PLC, Note, 7.75%                               125,000   2/15/2010      135,200
Wal-Mart Stores,
Inc., Note, 7.55%                              125,000   2/15/2030      139,089
Weyerhaeuser Co.,
Note, 6.00%                                     50,000   8/01/2006       49,915
Worldcom Inc., Note, 7.875%                     75,000   5/15/2003       78,108
                                                                    -----------
                                                                      2,794,329
                                                                    -----------
Total Fixed Income Securities
(Cost $16,468,902)                                                   17,023,875
                                                                    -----------
SHORT-TERM OBLIGATIONS 12.2%
American Express
Credit Corp., 3.70%                            412,000   8/16/2001      411,365
E.I. Du Pont De
Nemours & Co., 3.70%                           427,000   8/06/2001      426,781
General Electric
Capital Corp., 3.79%                           525,000   8/01/2001      525,000
Household Finance
Corp., 3.71%                                   795,000   8/16/2001      793,770
                                                                    -----------
Total Short-Term Obligations
(Cost $2,156,916)                                                     2,156,916
                                                                    -----------
Total Investments (Cost $18,625,818) -
108.0%                                                               19,180,791
                                                                    -----------
Cash and Other Assets, Less
Liabilities - (8.0%)                                                 (1,415,015)
                                                                    -----------
Net Assets - 100.0%                                                 $17,765,776
                                                                    ===========
FEDERAL INCOME TAX INFORMATION:
At July 31, 2001, the net unrealized appreciation of
 investments based on cost for Federal income tax purposes
 of $18,627,176 was as follows:
Aggregate gross unrealized appreciation for all
 investments in which there is an excess of value over tax
 cost                                                                  $555,306
Aggregate gross unrealized depreciation for all
 investments in which there is an excess of tax cost over
 value                                                                   (1,691)
                                                                    -----------
                                                                       $553,615
                                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at July 31, 2001 were $504,777 and $519,378 (2.92% of net assets), respectively.


Futures contracts open at July 31, 2001, are as follows:

                                                                    UNREALIZED
                                                                   APPRECIATION
         TYPE                NOTIONAL AMOUNT   EXPIRATION MONTH   (DEPRECIATION)
--------------------------------------------------------------------------------
2 Year U.S. Treasury Notes     $1,000,000       September, 2001      $12,293
5 Year U.S. Treasury Notes       $700,000       September, 2001       17,646
10 Year U.S. Treasury Notes      $200,000       September, 2001       (3,795)
10 Year U.S. Treasury Notes      $100,000       September, 2001           (6)
30 Year U.S. Treasury Bonds      $400,000       September, 2001      (19,380)
                                                                     -------
                                                                      $6,758
                                                                     =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH
CORE PLUS FIXED INCOME FUND

Investment Portfolio                                   July 31, 2001 (Unaudited)

                                         PRINCIPAL     MATURITY        VALUE
                                          AMOUNT         DATE         (NOTE 1)
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES 98.5%
U.S. TREASURY 3.6%
U.S. Treasury Bond, 10.625%             $  525,000     8/15/2015    $   791,684
U.S. Treasury Bond, 8.875%                 450,000     2/15/2019        616,572
U.S. Treasury Note, 6.00%                  100,000     8/15/2009        106,719
U.S. Treasury STRIPS, 0.00%                 50,000     2/15/2021         16,038
                                                                    -----------
                                                                      1,531,013
                                                                    -----------
U.S. AGENCY MORTGAGE 41.0%
Federal Home Loan
Mortgage Corp., 5.25%                      625,000     2/15/2004        637,306
Federal Home Loan
Mortgage PC, 7.00%                         124,689     5/01/2031        127,027
Federal National
Mortgage Association, 6.50%                204,169    12/01/2014        207,676
Federal National
Mortgage Association, 7.00%                564,897     3/01/2016        580,432
Federal National
Mortgage Association, 6.00%              1,184,859     5/01/2016      1,184,859
Federal National
Mortgage Association, 6.50%                597,881     6/01/2016        607,405
Federal National
Mortgage Association,
TBA, 6.50%                                 350,000     8/16/2016        350,000
Federal National
Mortgage Association,
TBA, 6.50%                                 500,000     8/16/2016        507,970
Federal National
Mortgage Association, 6.50%                 92,237    12/01/2028         92,554
Federal National
Mortgage Association, 6.50%                334,632     5/01/2029        335,362
Federal National
Mortgage Association, 6.50%                340,751     8/01/2029        341,494
Federal National
Mortgage Association, 7.00%                728,313    10/01/2029        741,517
Federal National
Mortgage Association, 7.25%              1,300,000     5/15/2030      1,464,333
Federal National
Mortgage Association, 7.50%                666,718     6/01/2031        686,092
Federal National
Mortgage Association, 7.50%              2,072,861     6/01/2031      2,072,197
Federal National
Mortgage Association
TBA, 7.50%                                 975,000     8/13/2031      1,003,334
Federal National
Mortgage Association,
TBA, 7.00%                               3,200,000     8/13/2031      3,263,750
Federal National
Mortgage Association,
TBA, 7.00%                               1,225,000     8/13/2031      1,224,620
Federal National
Mortgage Association,
TBA, 7.00%                                 475,000     8/13/2031        464,612
Government National
Mortgage Association, 7.00%             $  259,586     5/15/2027    $   266,237
Government National
Mortgage Association, 7.00%                191,047     3/15/2028        195,644
Government National
Mortgage Association, 7.00%                186,072     6/15/2028        190,549
Government National
Mortgage Association, 7.00%                 97,553     7/15/2028         99,900
Government National
Mortgage Association, 7.50%                410,769    11/15/2029        425,015
Government National
Mortgage Association, 7.00%                492,173     4/15/2031        503,861
                                                                    -----------
                                                                     17,573,746
                                                                    -----------
CANADIAN-YANKEE 1.3%
Bombardier Capital
Inc., Note, 7.30%+                         125,000    12/15/2002        129,229
British Sky
Broadcasting Group,
Note, 6.875%                               225,000     2/23/2009        213,156
Province of Quebec, 7.125%                 225,000     2/09/2024        233,390
                                                                    -----------
                                                                        575,775
                                                                    -----------
FOREIGN GOVERNMENT 6.1%
                                    Canadian Dollar
Government of Canada, 7.00%                600,000    12/01/2006        420,964
                                               Euro
Republic of Germany, 5.25%                 225,000     1/04/2011        202,519
Republic of Greece, 8.80%                  561,408     6/19/2007        585,212
                                 New Zealand Dollar
Government of New Zealand, 8.00%           900,000    11/15/2006        394,557
Republic of Brazil, 8.00%*              $  246,282     4/15/2014        175,180
Republic of Bulgaria, 4.563%++             250,000     1/28/2002        194,375
Republic of Panama, 4.75%                   72,222     1/17/2002         64,478
Republic of Panama, 7.875%++                75,000     2/13/2002         76,219
Republic of Peru, 4.50%                     75,000     9/07/2001         51,188
Republic of
Philippines, 4.813%                         51,000    12/01/2009         46,920
Republic of
Philippines, 9.875%                        125,000     3/16/2010        117,500
Russian Federation, 8.25%                  125,000     3/31/2010         93,062
United Mexican
States, 9.875%                             200,000     2/01/2010        217,700
                                                                    -----------
                                                                      2,639,874
                                                                    -----------
FINANCE/MORTGAGE 28.4%
AIG Sunamerica Global
Finance II, Sr. Note, 7.60%+               125,000     6/15/2005        134,876
AIG Sunamerica Global
Finance, Sr. Note, 6.30%+                  250,000     5/10/2011        258,250

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         PRINCIPAL     MATURITY        VALUE
                                          AMOUNT         DATE         (NOTE 1)
--------------------------------------------------------------------------------
Bear Stearns
Commercial Mortgage
Securities Inc.,
Certificate Cl. A, 6.08%                $  447,623     9/15/2010    $   453,428
BMW Vehicle Owner
Trust, Note, Class A
4, 5.11%                                   425,000     5/25/2006        427,590
Caterpillar Financial
Asset Trust, Note, 4.85%                   200,000     4/25/2007        201,188
Chase Commercial
Mortgage Securities
Corp., 6.39%                               200,000    11/18/2030        202,376
Citibank Credit Card
Issuance Trust, 7.05%                       25,000     9/17/2007         26,281
Citibank Credit Card
Issuance Trust, Note, 6.65%                400,000     5/15/2008        407,094
Citibank Credit Card
Master Trust I,
Participation
Certificate Cl. A, 5.50%                   100,000     2/15/2006        102,062
Citibank Credit Card
Master Trust I,
Series 1999 Cl. A, 6.65%                   325,000    11/15/2006        340,639
Citigroup Inc.,
Global Sr. Note, 6.50%                     250,000     1/18/2011        256,122
Citigroup Inc., Sub
Note, 7.25%                                225,000    10/01/2010        240,664
Connecticut Special
Purpose Trust, Rate
Reduction Bond Cl. A, 5.36%                375,000     9/30/2001        380,351
Countrywide Funding
Corp., Note, 5.25%                         225,000     5/22/2003        227,585
Countrywide Funding
Corp., Note, 6.25%                          75,000     4/15/2009         74,204
Credit Suisse
FirstBoston USA Inc.,
Global Note, 5.875%                        100,000     8/01/2006        100,414
CSC Holdings Inc.,
Sr. Note, 7.625%+                           75,000     4/01/2011         75,168
Detroit Edison, 2001
Securitization Bond
Cl. A 5, 6.42%                             225,000     3/01/2015        226,406
Discover Card Master
Trust, Series 2000
Cl. A, 6.35%                               725,000     7/15/2008        751,281
DLJ Commercial
Mortgage Corp., 1998
Commercial
Certificate Cl. A1B, 6.24%                 150,000    11/12/2031        151,482
DLJ Commercial
Mortgage Corp., 2000
Commercial Mortgage
Certificate Cl. A3, 7.50%                   25,000     9/10/2010         26,339
EOP Operating Limited
Partnership, Note, 6.50%                   100,000     1/15/2004        102,820
EOP Operating Limited
Partnership, Note, 6.50%                $  100,000     6/15/2004    $   102,774
ERAC USA Finance Co.,
Note, 6.95%+                               200,000     3/01/2004        203,224
First Union-Lehman
Brothers, Series
1998-C2 Cl. A1, 6.28%                      304,462     6/18/2007        311,217
FleetBoston Financial
Corp., Sr. Note, 7.25%                      50,000     9/15/2005         53,154
Ford Credit Auto
Owner Trust, 6.58%                         500,000    11/15/2004        525,000
Ford Credit Auto
Owner Trust, 5.36%                         125,000     6/15/2005        126,991
Ford Credit Auto
Owner Trust, Note
Series 2001 Cl. A, 4.83%                   250,000     2/15/2005        252,345
Ford Motor Credit
Co., Note, 6.70%                           425,000     7/16/2004        442,782
Ford Motor Credit
Co., Note, 6.875%                          475,000     2/01/2006        493,164
Goldman Sachs Group
LP, Note, 6.625%+                          100,000    12/01/2004        104,822
Honda Auto Owner
Trust, Note Cl. A3, 5.36%                  125,000     9/20/2004        126,758
Household Finance
Corp., Note, 8.00%                         200,000     5/09/2005        217,244
J.P. Morgan Chase,
Note, 6.75%                                200,000     2/01/2011        205,510
J.P. Morgan
Commercial Mortgage
Finance Corp.,
Mortgage Passthru
Certificate 97 Cl. C, 7.238%                75,000     9/15/2029         78,248
John Hancock Global
Funding II, Note, 7.90%+                    50,000     7/02/2010         55,263
Lehman Brothers
Commercial Conduit
Mortgage Trust,
98C4-A1, 6.21%                             375,000    10/15/2008        379,571
MBNA Master Credit
Card Trust, Series
1999-J-A, 7.00%                            175,000     2/15/2012        186,211
Merrill Lynch & Co.
Inc., Note, 5.35%                          200,000     6/15/2004        201,854
Morgan Stanley
Capital Inc., 1999
Certificate Cl. A2, 6.21%                   75,000     9/15/2008         75,706
Morgan Stanley Dean
Witter Capital Inc.,
Cl. C, 7.00%                               100,000     2/15/2011        103,563
Morgan Stanley Dean
Witter Capital Inc.,
2001 Commercial
Mortgage Certificate
Cl. B, 6.81%                               200,000     1/15/2011        206,719
Morgan Stanley Dean
Witter Group Inc.,
Global Note, 6.75%                         225,000     4/15/2011        228,892

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         PRINCIPAL     MATURITY        VALUE
                                          AMOUNT         DATE         (NOTE 1)
--------------------------------------------------------------------------------
Nationslink Funding
Corp., Certificate
Cl.B, 7.105%                            $   25,000    11/20/2008    $    24,774
Nationslink Funding
Corp., Commercial
Mortgage Passthru
1998 Cl. A2, 6.476%                        225,000     7/20/2008        231,539
Nisource Finance
Corp., Note, 7.50%                          25,000    11/15/2003         26,250
Peco Energy Transport
Trust, Series 1999A
Cl. A4, 5.80%                              150,000     3/01/2007        152,765
PNC Mortgage
Acceptance Corp.,
2000 Certificate Cl.
A 1, 7.05%                                 313,489     9/15/2008        327,920
PSE & G Transitions
Funding LLC, 2001
Bond Class A 3, 5.98%                      250,000     6/15/2008        256,875
Qwest Capital Funding
Inc., Note, 7.90%                          125,000     8/15/2010        132,528
Salomon Brothers
Commercial Mortgage
Trust, 2001
Certificate Cl. A2, 6.226%                 325,000    12/18/2035        328,503
Unilever Capital
Corp., Global Note, 7.125%                 300,000    11/01/2010        321,687
U.S. Bank
N.A., 6.375%                               225,000     8/01/2011        224,437
Wells Fargo & Co.,
Global Note, 7.25%                          75,000     8/24/2005         80,207
Wells Fargo Bank N.A.,
Note, 6.45%                                100,000     2/01/2011        101,209
West Penn Funding
LLC, Series 1999A Cl.
A3, 6.81%                                  125,000     9/25/2008        131,991
                                                                    -----------
                                                                     12,188,317
                                                                    -----------
CORPORATE 18.1%
Alaska Steel Corp.,
Sr. Note, 7.875%                           200,000     2/15/2009        195,750
Allied Waste North
America Inc., Sr.
Note, 7.625%                                75,000     1/01/2006         74,437
American Electric
Power Inc., Sr. Note
Series A, 6.125%                           275,000     5/15/2006        277,808
Ametek Inc., Sr
Note, 7.20%                                100,000     7/15/2008         96,293
AOL Time Warner Inc.,
Note, 6.125%                               200,000     4/15/2006        203,162
Atlantic Richfield
Co., Note, 5.90%                           125,000     4/15/2009        125,455
Beckman Coulter Inc.,
Sr. Note, 7.45%                         $   50,000     3/04/2008    $    50,942
Briggs & Straton, Sr.
Note, 8.875%+                              125,000     3/15/2011        128,950
British
Telecommunications PLC,
Note, 8.625%                               100,000    12/15/2030        113,340
Calpine Corp., Sr.
Note, 7.75%                                 75,000     4/15/2009         72,520
Cargill Inc., Note,
6.25%+                                     125,000     5/01/2006        127,541
Clear Channel
Communications Inc., Sr.
Note, 4.44%                                 50,000     9/17/2001         50,008
Coca-Cola Enterprises
Inc., Deb., 6.75%                           50,000     9/15/2028         50,008
Comcast Cable
Commerce Inc., Sr.
Note, 6.875%                               150,000     6/15/2009        151,206
Comcast Cable
Communications Corp.,
Note, 6.75%                                 75,000     1/30/2011         74,797
Conagra Inc., Note, 7.50%                  175,000     9/15/2005        184,648
Constellation Brands
Inc., Sr. Note, 8.00%+                      25,000     2/15/2008         25,250
Dominion Resources
Inc., Sr. Note, 7.625%                      75,000     7/15/2005         79,864
Dover Corp., Note,
6.50%                                      100,000     2/15/2011        101,136
DTE Energy Co., Note,
6.00%                                      200,000     6/01/2004        203,624
Duke Energy Co., Sr.
Note, 7.375%                                75,000     3/01/2010         80,446
Dynegy Holdings Inc.,
Sr. Note, 8.125%                            25,000     3/15/2005         26,707
Echostar DBS Corp.,
Sr. Note, 9.375%                            50,000     2/01/2009         51,000
Electronic Data
Systems Corp., Note, 7.45%                 100,000    10/15/2029        105,158
Energy East Corp.,
Note, 7.75%                                 25,000    11/15/2003         26,247
Exelon Corp., Sr.
Note, 6.75%                                175,000     5/01/2011        178,621
France Telecom SA,
Note, 8.50%+                                50,000     3/01/2031         54,517
Global Crossing
Holdings Ltd., Sr.
Note, 9.50%                                 50,000    11/15/2009         37,750
GTE Corp., Deb., 6.94%                     150,000     4/15/2028        147,546
Harrah's Operating
Inc., Sr. Sub. Note, 7.875%                 50,000    12/15/2005         51,250
HCA Healthcare Co.,
Note, 8.75%                                 75,000     9/01/2010         81,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         PRINCIPAL     MATURITY        VALUE
                                          AMOUNT         DATE         (NOTE 1)
--------------------------------------------------------------------------------
Healthsouth Corp.,
Sr. Note, 7.00%                         $  125,000     6/15/2008    $   118,437
International Paper
Co., Note, 8.00%                           125,000     7/08/2003        131,795
Kellogg Co., Deb., 7.45%                   100,000     4/01/2031        103,583
Keyspan Corp., Note, 6.15%                 325,000     6/01/2006        332,930
Kroger Co., Sr. Deb., 8.00%                 75,000     9/15/2029         81,778
Kroger Co., Sr. Note
Series B, 7.25%                             75,000     6/01/2009         79,015
Lear Corp., Sr. Note
Series B, 7.96%                             25,000     5/15/2005         25,687
Lockheed Martin
Corp., Deb., 8.50%                          75,000    12/01/2029         87,166
Lyondell Chemical
Co., Sr. Note Series
A, 9.625%                                  150,000     5/01/2007        150,750
Mandalay Resort
Group, Sr. Sub. Note
Series B, 10.25%                           175,000     8/01/2007        184,625
McDonalds Corp.,
Note, 6.00%                                100,000     4/15/2011         99,707
MGM Grand Inc., Sr.
Sub. Note, 9.75%                            50,000     6/01/2007         53,875
Millennium America
Inc., Sr. Note, 9.25%+                     200,000     6/15/2008        203,118
News America Inc.,
Sr. Deb., 7.28%                             25,000     6/30/2028         22,948
Packaging Corp.
America, Sr. Sub.
Note Series B, 9.625%                       50,000     4/01/2009         53,313
Park Place
Entertainment Corp.,
Sr. Sub. Note, 9.375%                       50,000     2/15/2007         53,000
Park Place
Entertainment Corp.,
Sr. Sub. Note, 8.125%+                     150,000     5/15/2011        147,375
Peco Energy
Transition Trust,
Note Series 2000 A
Cl. A4, 7.65%                               75,000     3/01/2010         81,140
Pepsi Bottling
Holdings Inc., Note, 5.625%+                25,000     2/17/2009         24,527
Pioneer Natural
Resources Co., Sr.
Note, 9.625%                                50,000     4/01/2010         54,750
Potlatch Corp., Sr.
Sub. Note, 10.00%+                          75,000     7/15/2011         76,500
Quest Diagnostic
Inc., Sr. Note, 7.50%                      200,000     7/12/2011        203,618
Qwest Capital Funding
Inc., Note, 5.875%+                         75,000     8/03/2004         75,621
Safeway Inc., Note, 7.00%                  150,000     9/15/2002        154,279
SBC Communications
Inc., Note, 5.75%                          300,000     5/02/2006        304,140
Telus Corp., Note, 8.00%                   200,000     6/01/2011        212,708
Tembec Indiana Inc.,
Sr. Note, 8.50%                         $  175,000     2/01/2011    $   178,937
Tenet Healthcare
Corp., Sr. Note, 8.00%                      50,000     1/15/2005         53,000
Tyco International
Group, Note, 6.375%                        200,000     2/15/2006        204,012
Union Pacific Corp.,
Deb., 6.625%                               125,000     2/01/2029        117,779
United Technologies
Corp., Note, 6.70%                         150,000     8/01/2028        147,919
Univision Commerce
Inc., Sr. Note, 7.85%+                     100,000     7/15/2011        103,250
Verizon Global
Funding Corp., Deb., 7.75%+                100,000    12/01/2030        107,321
Wal-Mart Stores,
Inc., Note, 7.55%                          325,000     2/15/2030        361,631
Waste Management
Inc., Note, 7.70%                           50,000    10/01/2002         51,515
Worldcom Inc., Note, 6.50%                 100,000     5/15/2004        101,641
                                                                    -----------
                                                                      7,770,371
                                                                    -----------
TOTAL FIXED INCOME SECURITIES
(COST $41,565,274)                                                   42,279,096
                                                                    -----------
SHORT-TERM OBLIGATIONS 16.3%
American Express
Credit Corp., 3.76%                        203,000     8/01/2001        203,000
American Express
Credit Corp., 3.72%                      1,206,000     8/13/2001      1,204,505
E.I. Du Pont De
Nemours & Co., 3.71%                     2,090,000     8/07/2001      2,088,708
General Electric
Capital Corp., 3.70%                     1,583,000     8/16/2001      1,580,559
Household Finance
Corp., 3.71%                             1,900,000     8/13/2001      1,897,650
                                                                    -----------
Total Short-Term Obligations (Cost $6,974,422)                        6,974,422
                                                                    -----------
Total Investments (Cost $48,539,696) - 114.8%                        49,253,518

Cash and Other Assets, Less Liabilities - (14.8%)                    (6,347,998)
                                                                    -----------
Net Assets - 100.0%                                                 $42,905,520
                                                                    ===========


FEDERAL INCOME TAX INFORMATION:

At July 31, 2001, the net unrealized appreciation of
 investments based on cost for Federal income tax purposes
 of $48,542,199 was as follows:
Aggregate gross unrealized appreciation for all
 investments in which there is an excess of value over tax
 cost                                                                  $794,232
Aggregate gross unrealized depreciation for all
 investments in which there is an excess of tax cost over
 value                                                                  (82,913)
                                                                    -----------
                                                                       $711,319
                                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

++ Interest rates on these floating-rate bonds will reset annually or biannually based on the six month London Interbank Offered Rate (LIBOR) plus
 .8125%.

* Payments of income may be made in cash or in the form of additional securities.

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at July 31, 2001 were $1,999,783 and $2,034,802 (4.74% of net assets), respectively.

Futures contracts open at July 31, 2001, are as follows:

                                                                    UNREALIZED
                                                                   APPRECIATION
          TYPE                NOTIONAL AMOUNT   EXPIRATION MONTH  (DEPRECIATION)
--------------------------------------------------------------------------------
2 Year U.S. Treasury Notes       $800,000       September, 2001        $9,753
5 Year U.S. Treasury Notes       $700,000       September, 2001        17,553
10 Year U.S. Treasury Notes      $600,000       September, 2001        (6,448)
10 Year U.S. Agency Notes        $200,000       September, 2001         6,306
10 Year U.S. Agency Notes        $400,000       September, 2001           (28)
30 Year U.S. Treasury Bonds      $100,000       September, 2001         2,962
                                                                      -------
                                                                      $30,098
                                                                      =======

Forward currency exchange contracts outstanding at July 31, 2001 are as follows:

                                                                                   UNREALIZED
                                                                                  APPRECIATION
                                              TOTAL VALUE       CONTRACT PRICE   (DEPRECIATION)   DELIVERY DATE
---------------------------------------------------------------------------------------------------------------
Sell Canadian dollars, Buy U.S. dollars       346,000 CAD        0.64985 CAD         $(1,104)        8/09/01
Sell Canadian dollars, Buy U.S. dollars       245,000 CAD        0.64549 CAD          (1,848)        8/09/01
Sell Euro, Buy U.S. dollars                    70,000 EUR        0.88950 EUR             996         8/09/01
Sell Euro, Buy U.S. dollars                   254,000 EUR        0.88000 EUR           1,263         8/21/01
Sell Euro, Buy U.S.dollars                    300,000 EUR        0.83953 EUR         (10,374)       10/09/01
Sell New Zealand dollars, Buy U.S. dollars    107,000 NZD        0.42500 NZD           1,435         8/21/01
Sell New Zealand dollars, Buy U.S. dollars    130,000 NZD        0.40804 NZD            (411)        9/07/01
Sell New Zealand dollars, Buy U.S. dollars    130,000 NZD        0.40900 NZD            (285)        9/07/01
Sell New Zealand dollars, Buy U.S. dollars    545,000 NZD        0.40827 NZD          (1,599)        9/07/01
                                                                                    --------
                                                                                    $(11,927)
                                                                                    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH
CORE LARGE CAP GROWTH FUND


Investment Portfolio                                  July 31, 2001 (Unaudited)

                                                                        VALUE
                                                        SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 95.9%
CONSUMER DISCRETIONARY 21.1%
COMMERCIAL SERVICES 1.7%
Cendant Corp.*                                            750        $  15,262
                                                                     ---------
COMMUNICATIONS, MEDIA &
ENTERTAINMENT 10.1%
AOL Time Warner Inc.*                                     420           19,089
Clear Channel
Communications Inc.*                                      160            9,376
Gemstar TV Guide
International Inc.*                                       480           19,483
General Motors Corp. Cl.
H*                                                        730           14,089
U.S.A. Networks Inc.*                                     320            8,963
Viacom Inc. Cl. B*                                        400           19,920
Walt Disney Co.                                            15              396
                                                                     ---------
                                                                        91,316
                                                                     ---------

CONSUMER PRODUCTS 1.7%
Avon Products Inc.                                        340           15,773
                                                                     ---------
RETAIL 7.6%
Bed Bath & Beyond Inc.*                                   280            9,024
Home Depot Inc.                                           350           17,630
Target Corp.                                              740           28,638
Wal-Mart Stores, Inc.                                     250           13,975
                                                                     ---------
                                                                        69,267
                                                                     ---------
TOTAL CONSUMER DISCRETIONARY                                           191,618
                                                                     ---------
CONSUMER STAPLES 3.7%
BEVERAGES 2.7%
PepsiCo Inc.                                              530           24,714
                                                                     ---------
FOODS 1.0%
Kraft Foods Inc. Cl. A*                                   292            9,037
                                                                     ---------
TOTAL CONSUMER STAPLES                                                  33,751
                                                                     ---------
FINANCIAL SERVICES 20.0%
BANKS & SAVINGS & LOAN 6.8%
Bank One Corp.                                            330           12,774
FleetBoston Financial
Corp.                                                     240            9,005
J.P. Morgan Chase & Co.                                   470           20,351
Wells Fargo & Co.                                         430           19,806
                                                                     ---------
                                                                        61,936
                                                                     ---------
INSURANCE 5.9%
ACE Ltd.                                                  835           29,150
                                                                     ---------
American International
Group Inc.                                                120        $   9,990
St. Paul Companies, Inc.                                  320           14,032
                                                                     ---------
                                                                        53,172
                                                                     ---------
MISCELLANEOUS FINANCIAL 7.3%
Citigroup, Inc.                                           586           29,423
Federal Home Loan Mortgage
Corp.                                                     170           11,635
Morgan Stanley Dean Witter
& Co.                                                     420           25,124
                                                                     ---------
                                                                        66,182
                                                                     ---------
TOTAL FINANCIAL SERVICES                                               181,290
                                                                     ---------
HEALTH CARE 15.2%
DRUGS & BIOTECHNOLOGY 15.2%
Baxter International Inc.                                 450           22,410
Biogen Inc.*                                              390           22,109
Forest Laboratories Inc. *                                180           14,139
Genzyme Corp.*                                            180           10,080
Johnson & Johnson                                         310           16,771
Pfizer Inc.                                               440           18,137
Pharmacia Corp.                                           550           24,541
Schering-Plough Corp.                                     250            9,762
                                                                     ---------
TOTAL HEALTH CARE                                                      137,949
                                                                     ---------
INTEGRATED OILS 2.4%
INTEGRATED INTERNATIONAL 2.4%
Exxon Mobil Corp.                                         240           10,023
Total Fina SA ADR                                         165           11,695
                                                                     ---------
TOTAL INTEGRATED OILS                                                   21,718
                                                                     ---------
OTHER 3.2%
MULTI-SECTOR 3.2%
General Electric Co.                                      660           28,710
                                                                     ---------
TOTAL OTHER                                                             28,710
                                                                     ---------
OTHER ENERGY 2.4%
OIL & GAS PRODUCERS 1.2%
Anadarko Petroleum Corp.                                  185           10,508
                                                                     ---------
OIL WELL EQUIPMENT & SERVICES 1.2%
Noble Drilling Corp.*                                     355           10,895
                                                                     ---------
TOTAL OTHER ENERGY                                                      21,403
                                                                     ---------
PRODUCER DURABLES 7.1%
AEROSPACE 4.9%
Boeing Co.                                                380           22,242
United Technologies Corp.                                 310           22,754
                                                                     ---------
                                                                        44,996
                                                                     ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                        VALUE
                                                        SHARES        (NOTE 1)
--------------------------------------------------------------------------------
PRODUCTION TECHNOLOGY
EQUIPMENT 1.1%
KLA-Tencor Corp.*                                         180        $   9,790
                                                                     ---------
TELECOMMUNICATIONS
EQUIPMENT 1.1%
American Tower Corp. Cl.
A*                                                        580            9,831
                                                                     ---------
TOTAL PRODUCER DURABLES                                                 64,617
                                                                     ---------
TECHNOLOGY 15.3%
COMPUTER SOFTWARE 5.0%
Mercury Interactive Corp.*                                270           10,438
Microsoft Corp.*                                          390           25,814
Siebel Systems Inc. *                                     270            9,304
                                                                     ---------
                                                                        45,556
                                                                     ---------
COMPUTER TECHNOLOGY 2.9%
International Business
Machines Corp.                                             90            9,469
Sun Microsystems Inc.*                                  1,060           17,267
                                                                     ---------
                                                                        26,736
                                                                     ---------
ELECTRONICS 2.4%
Applera Corp. - Applied
Biosystems Group                                          420           11,844
Nokia Corp. ADR                                           450            9,815
                                                                     ---------
                                                                        21,659
                                                                     ---------
ELECTRONICS:
SEMI-CONDUCTORS/COMPONENTS 5.0%
Altera Corp.*                                             420           12,625
Intel Corp.                                               710           21,165
Texas Instruments Inc.                                    325           11,213
                                                                     ---------
                                                                        45,003
                                                                     ---------
TOTAL TECHNOLOGY                                                       138,954
                                                                     ---------
UTILITIES 5.5%
ELECTRICAL 1.8%
Exelon Corp.                                              290        $  16,385
                                                                     ---------
TELECOMMUNICATIONS 3.7%
AT&T Wireless Services
Inc. *                                                    770           14,391
SBC Communications Inc.                                   420           18,913
                                                                     ---------
                                                                        33,304
                                                                     ---------
TOTAL UTILITIES                                                         49,689
                                                                     ---------
TOTAL COMMON STOCKS AND INVESTMENTS
(COST $851,495) - 95.9%                                                869,699
CASH AND OTHER ASSETS, LESS LIABILITIES-4.1%                            37,235
                                                                     ---------
NET ASSETS - 100.0%                                                   $906,934
                                                                     =========
FEDERAL INCOME TAX INFORMATION:

At July 31, 2001, the net unrealized appreciation of
 investments based on cost for Federal income tax purposes
 of $852,078 was as follows:
Aggregate gross unrealized appreciation for all
 investments in which there is an excess of value over tax
 cost                                                                  $82,068
Aggregate gross unrealized depreciation for all
 investments in which there is an excess of tax cost over
 value                                                                 (64,447)
                                                                     ---------
                                                                       $17,621
                                                                     =========

*Nonincome-producing securities.

ADR stands for American Depository Receipt, representing ownership of foreign securities.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH
LARGE CAP GROWTH FUND


                                                      July 31, 2001 (Unaudited)
Investment Portfolio


----------------------------------------------------------------------------------------
                                                                                  VALUE
                                                        SHARES                  (NOTE 1)
----------------------------------------------------------------------------------------
COMMON STOCKS 97.2%
CONSUMER DISCRETIONARY 20.5%
COMMERCIAL SERVICES 2.1%
Cendant Corp.*                                            900                   $18,315
                                                                               --------
COMMUNICATIONS, MEDIA &
ENTERTAINMENT 9.4%
AOL Time Warner Inc.*                                     700                    31,815
Gemstar TV Guide
International Inc.*                                       480                    19,483
General Motors Corp. Cl. H*                               430                     8,299
U.S.A. Networks Inc.*                                     300                     8,403
Viacom Inc. Cl. B*                                        253                    12,600
                                                                               --------
                                                                                 80,600
                                                                               --------
RETAIL 9.0%
Bed Bath & Beyond Inc.*                                   260                     8,380
Home Depot Inc                                            520                    26,192
Target Corp.                                              670                    25,929
Wal-Mart Stores, Inc.                                     300                    16,770
                                                                               --------
                                                                                 77,271
                                                                               --------
TOTAL CONSUMER DISCRETIONARY                                                    176,186
                                                                               --------
CONSUMER STAPLES 2.4%
BEVERAGES 2.4%
PepsiCo Inc                                               450                    20,984
                                                                               --------
TOTAL CONSUMER STAPLES                                                           20,984
                                                                               --------
FINANCIAL SERVICES 8.7%
BANKS & SAVINGS & LOAN 2.2%
Wells Fargo & Co                                          410                    18,885
                                                                               --------
INSURANCE 1.9%
St. Paul Companies, Inc.                                  360                    15,786
                                                                               --------
MISCELLANEOUS FINANCIAL 4.6%
Citigroup, Inc.                                           423                    21,239
Morgan Stanley Dean Witter & Co                           310                    18,544
                                                                               --------
                                                                                 39,783
                                                                               --------
TOTAL FINANCIAL SERVICES                                                         74,454
                                                                               --------
HEALTH CARE 21.1%
DRUGS & BIOTECHNOLOGY 19.6%
Baxter International Inc                                  520                    25,896
Biogen Inc.*                                              320                    18,141
Forest Laboratories Inc. *                                130                    10,211
Genzyme Corp.*                                            360                    20,160
Johnson & Johnson                                         380                    20,558
Pfizer Inc                                              1,165                    48,021
Pharmacia Corp.                                           580                    25,880
                                                                               --------
                                                                                168,867
                                                                               --------
HOSPITAL SUPPLY 1.5%
St. Jude Medical Inc.*                                    180                   $12,600
                                                                               --------
TOTAL HEALTH CARE                                                               181,467
                                                                               --------
OTHER 6.5%
MULTI-SECTOR 6.5%
General Electric Co                                     1,280                    55,680
                                                                               --------
TOTAL OTHER                                                                      55,680
                                                                               --------
OTHER ENERGY 2.6%
OIL & GAS PRODUCERS 1.4%
Anadarko Petroleum Corp                                   210                    11,928
                                                                               --------
OIL WELL EQUIPMENT &
SERVICES 1.2%
Noble Drilling Corp.*                                     350                    10,741
                                                                               --------
TOTAL OTHER ENERGY                                                               22,669
                                                                               --------
PRODUCER DURABLES 6.9%
AEROSPACE 4.5%
Boeing Co.                                                390                    22,827
United Technologies Corp.                                 210                    15,414
                                                                               --------
                                                                                 38,241
                                                                               --------
PRODUCTION TECHNOLOGY
EQUIPMENT 1.5%
KLA-Tencor Corp.*                                         240                    13,053
                                                                               --------
TELECOMMUNICATIONS
EQUIPMENT 0.9%
American Tower Corp. Cl. A*                               460                     7,797
                                                                               --------
TOTAL PRODUCER DURABLES                                                          59,091
                                                                               --------
TECHNOLOGY 25.1%
COMMUNICATIONS
Technology 1.2%
Cisco Systems Inc.*                                       520                     9,994
                                                                               --------
COMPUTER SOFTWARE 7.0%
Mercury Interactive Corp.*                                350                    13,531
Microsoft Corp.*                                          550                    36,404
Siebel Systems Inc. *                                     310                    10,683
                                                                               --------
                                                                                 60,618
                                                                               --------
COMPUTER TECHNOLOGY 5.5%
EMC Corp.*                                                280                     5,522
International Business
Machines Corp.                                            220                    23,146
Sun Microsystems Inc.*                                  1,120                    18,245
                                                                               --------
                                                                                 46,913
                                                                               --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


----------------------------------------------------------------------------------------
                                                                                  VALUE
                                                        SHARES                  (NOTE 1)
----------------------------------------------------------------------------------------
ELECTRONICS 3.4%
APPLERA CORP. - APPLIED
Biosystems Group                                          580                   $16,356
Nokia Corp. ADR                                           580                    12,650
                                                                               --------
                                                                                 29,006
ELECTRONICS:
SEMI-CONDUCTORS/COMPONENTS 8.0%
Analog Devices Inc.*                                      430                    19,780
Intel Corp.                                             1,010                    30,108
Micron Technology Inc.*                                   240                    10,080
Texas Instruments Inc                                     260                     8,970
                                                                               --------
                                                                                 68,938
                                                                               --------
TOTAL TECHNOLOGY                                                                215,469
                                                                               --------
UTILITIES 3.4%
ELECTRICAL 1.8%
Exelon Corp                                               280                    15,820
                                                                               --------

TELECOMMUNICATIONS 1.6%
AT&T Wireless Services Inc. *                             720                    13,457
                                                                               --------
TOTAL UTILITIES                                                                  29,277
                                                                               --------
TOTAL COMMON STOCKS AND
INVESTMENTS (COST $838,993) - 97.2%                                             835,277

CASH AND OTHER ASSETS, LESS LIABILITIES-2.8%                                     23,911
                                                                               --------
NET ASSETS - 100.0%                                                            $859,188
                                                                               ========
FEDERAL INCOME TAX INFORMATION:
At July 31, 2001, the net unrealized depreciation of investments based on cost for Federal income tax purposes of $839,212
 was as follows:
Aggregate gross unrealized appreciation for all investments
 in which there is an excess of value over tax cost                             $73,751
Aggregate gross unrealized depreciation for all investments
 in which there is an excess of tax cost over value                             (77,686)
                                                                               --------
                                                                                $(3,935)
                                                                               ========

*Nonincome-producing securities.

ADR stands for American Depository Receipt, representing ownership of foreign securities.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH
INSTITUTIONAL FUNDS

                                                      July 31, 2001 (Unaudited)
Statements of Assets and Liabilities

                                                          STATE STREET RESEARCH        STATE STREET RESEARCH
                                                               CORE FIXED                 CORE PLUS FIXED
                                                               INCOME FUND                  INCOME FUND
                                                          ----------------------      ------------------------
ASSETS
Investments, at value*                                         $19,180,791                  $49,253,518
Collateral for securities on loan                                1,414,220                    2,245,750
Cash                                                                85,449                       33,884
Receivable for securities sold                                      75,458                    1,891,421
Interest and dividends receivable                                  207,389                      510,554
Receivable from Adviser                                             12,712                       16,746
Receivable for open forward contracts                                    -                        3,694
Receivable for variation margin                                        415                            -
Other assets                                                         1,679                            -
                                                          ----------------------      ------------------------
                                                                20,978,113                   53,955,567

LIABILITIES
Payable for collateral received on securities loaned             1,414,220                    2,245,750
Payable for securities purchased                                 1,792,094                    8,766,777
Payable for open forward contracts                                       -                       15,621
Accrued management fee (Note 2)                                      5,957                       19,293
Accrued shareholder service fee (Note 5)                                66                        2,057
Other accrued expenses                                                   -                          549
                                                          ----------------------      ------------------------
                                                                 3,212,337                   11,050,047
                                                          ----------------------      ------------------------
NET ASSETS                                                     $17,765,776                  $42,905,520
                                                          ======================      ========================
NET ASSETS CONSIST OF:
 Undistributed net investment income (loss)                        $144,620                      $61,200
 Unrealized appreciation (depreciation)
  of investments                                                   554,973                      713,822
 Unrealized appreciation of futures contracts                        6,758                       30,098
 Unrealized depreciation of forward contracts
  and foreign currency                                                   -                      (11,887)
 Accumulated net realized gain (loss)                              136,585                       72,066
 Paid-in capital                                                16,922,840                   42,040,221
                                                          ----------------------      ------------------------
                                                               $17,765,776                  $42,905,520
                                                          ======================      ========================
Net Assets - Class I                                            $1,905,257                     $522,110
Shares                                                             180,753                       50,292
Net Asset Value and redemption price per share of
Class I shares                                                      $10.54                       $10.38
Net Assets - Class II                                           $6,312,478                     $522,282
Shares                                                             599,192                       50,292
Net Asset Value and redemption price per share of
Class II shares                                                     $10.53                       $10.38
Net Assets - Class III                                            $528,905                     $523,734
Shares                                                              50,175                       50,292
Net Asset Value and redemption price per share of
Class III shares                                                    $10.54                       $10.41
Net Assets - Class IV                                           $9,019,136                  $41,337,394
Shares                                                             855,305                    3,978,455
Net Asset Value and redemption price per share of
Class IV shares                                                     $10.54                       $10.39
 Cost of Investments                                           $18,625,818                  $48,539,696
                                                          ======================      ========================


                                                          STATE STREET RESEARCH        STATE STREET RESEARCH
                                                              CORE LARGE CAP                 LARGE CAP
                                                               GROWTH FUND                  GROWTH FUND
                                                          ----------------------      ------------------------
ASSETS
Investments, at value*                                            $869,699                    $835,277
Collateral for securities on loan                                  141,125                      82,960
Cash                                                                41,098                      31,621
Receivable for securities sold                                      10,522                      11,162
Interest and dividends receivable                                      254                         161
Receivable from Adviser                                                605                         867
Receivable for open forward contracts                                    -                           -
Receivable for variation margin                                          -                           -
Other assets                                                           145                         108
                                                          ----------------------      ------------------------
                                                                 1,063,448                     962,156

LIABILITIES
Payable for collateral received on securities loaned               141,125                      82,960
Payable for securities purchased                                    14,978                      19,580
Payable for open forward contracts                                       -                           -
Accrued management fee (Note 2)                                        411                         428
Accrued shareholder service fee (Note 5)                                 -                           -
Other accrued expenses                                                   -                           -
                                                          ----------------------      ------------------------
                                                                   156,514                     102,968
                                                          ----------------------      ------------------------
NET ASSETS                                                        $906,934                    $859,188
                                                          ======================      ========================
NET ASSETS CONSIST OF:
 Undistributed net investment income (loss)                       $(14,436)                   $(15,879)
 Unrealized appreciation (depreciation)
  of investments                                                    18,204                      (3,716)
 Unrealized appreciation of futures contracts                            -                           -
 Unrealized depreciation of forward contracts
  and foreign currency                                                   -                           -
 Accumulated net realized gain (loss)                             (103,117)                   (190,926)
 Paid-in capital                                                 1,006,283                   1,069,709
                                                          ======================      ========================
                                                                  $906,934                    $859,188
                                                          ======================      ========================

Net Assets - Class I                                              $221,024                    $209,546
Shares                                                              25,034                      26,481
Net Asset Value and redemption price per share of
Class I shares                                                       $8.83                       $7.91
Net Assets - Class II                                             $221,154                    $209,878
Shares                                                              25,034                      26,481
Net Asset Value and redemption price per share of
Class II shares                                                      $8.83                       $7.93
Net Assets - Class III                                            $221,282                    $210,000
Shares                                                              25,034                      26,481
Net Asset Value and redemption price per share of
Class III shares                                                     $8.84                       $7.93
Net Assets - Class IV                                             $243,474                    $229,764
Shares                                                              27,534                      28,981
Net Asset Value and redemption price per share of
Class IV shares                                                      $8.84                       $7.93
 Cost of Investments                                              $851,495                    $838,993
                                                          ======================      ========================

* (INCLUDING SECURITIES ON LOAN VALUED AT $1,382,926, $2,161,873, $137,681 AND $80,119, RESPECTIVELY.)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH
INSTITUTIONAL FUNDS


Statements of Operations

For the six months ended July 31, 2001 (Unaudited)

                                                           STATE STREET RESEARCH     STATE STREET RESEARCH
                                                                CORE FIXED              CORE PLUS FIXED
                                                               INCOME FUND               INCOME FUND
                                                          ----------------------      ------------------------
INVESTMENT INCOME
Interest (Note 1)                                                $553,267                   $902,954
Dividends                                                               -                          -
                                                          ----------------------      ------------------------
                                                                  553,267                    902,954

EXPENSES
Management fee (Note 2)                                            34,685                     58,652
Shareholder service fee - Class I (Note 5)                          2,799                        772
Shareholder service fee - Class II (Note 5)                         6,110                        515
Shareholder service fee - Class III (Note 5)                          260                        258
Shareholder service fee - Class IV (Note 5)                         2,210                      6,944
                                                          ----------------------      ------------------------
                                                                   46,064                     67,141
Expenses borne by the Adviser (Note 3)                            (17,342)                   (29,331)
                                                          ----------------------      ------------------------
                                                                   28,722                     37,810
                                                          ----------------------      ------------------------
Net investment income                                             524,545                    865,144
                                                          ----------------------      ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS, FOREIGN CURRENCY, FORWARD
 CONTRACTS AND FUTURES CONTRACTS
Net realized gain (loss) on investments (Notes 1 and 4)           131,811                     76,617
Net realized loss on futures contracts (Notes 1)                  (12,064)                   (16,244)
Net realized gain on foreign currency
 and forward contracts (Notes 1)                                        -                      7,354
                                                          ----------------------      ------------------------
 Total net realized gain (loss)                                   119,747                     67,727
                                                          ----------------------      ------------------------
Change in unrealized appreciation (depreciation)
 of investments                                                    32,072                    281,928
Change in unrealized apppreciation of futures contracts            25,859                     37,559
Change in unrealized appreciation of forward contracts
and foreign currency                                                    -                      2,945
                                                          ----------------------      ------------------------
 Total change in unrealized appreciation (depreciation)            57,931                    322,432
                                                          ----------------------      ------------------------
Net gain (loss) on investments, foreign currency and
 forward contracts                                                177,678                    390,159
                                                          ----------------------      ------------------------
Net increase (decrease) in net assets resulting from
 operations                                                      $702,223                 $1,255,303
                                                          ======================      ========================


                                                            STATE STREET RESEARCH       STATE STREET RESEARCH
                                                               CORE LARGE CAP                 LARGE CAP
                                                                GROWTH FUND                  GROWTH FUND
                                                          ----------------------      ------------------------
INVESTMENT INCOME
Interest (Note 1)                                                     $381                       $351
Dividends                                                            3,957                      2,484
                                                          ----------------------      ------------------------
                                                                     4,338                      2,835

EXPENSES
Management fee (Note 2)                                              2,557                      2,490
Shareholder service fee - Class I (Note 5)                             340                        335
Shareholder service fee - Class II (Note 5)                            227                        220
Shareholder service fee - Class III (Note 5)                           113                        110
Shareholder service fee - Class IV (Note 5)                             62                         60
                                                          ----------------------      ------------------------
                                                                     3,299                      3,215
Expenses borne by the Adviser (Note 3)                                (930)                      (906)
                                                          ----------------------      ------------------------
                                                                     2,369                      2,309
                                                          ----------------------      ------------------------
Net investment income                                                1,969                        526
                                                          ----------------------      ------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS, FOREIGN CURRENCY, FORWARD
 CONTRACTS AND FUTURES CONTRACTS
Net realized gain (loss) on investments (Notes 1 and 4)            (69,379)                  (149,281)
Net realized loss on futures contracts (Notes 1)                         -                          -
Net realized gain on foreign currency
 and forward contracts (Notes 1)                                         -                          -
                                                          ----------------------      ------------------------
 Total net realized gain (loss)                                    (69,379)                  (149,281)
                                                          ----------------------      ------------------------
Change in unrealized appreciation (depreciation)
 of investments                                                    (90,292)                   (94,347)
Change in unrealized apppreciation of futures contracts                  -                          -
Change in unrealized appreciation of forward contracts
 and foreign currency                                                    -                          -
                                                          ----------------------      ------------------------
 Total change in unrealized appreciation (depreciation)            (90,292)                   (94,347)
                                                          ----------------------      ------------------------
Net gain (loss) on investments, foreign currency and
 forward contracts                                                (159,671)                  (243,628)
                                                          ----------------------      ------------------------
Net increase (decrease) in net assets resulting from
 operations                                                      $(157,702)                 $(243,102)
                                                          ======================      ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

                                                         STATE STREET RESEARCH                    STATE STREET RESEARCH
                                                        CORE FIXED INCOME FUND                 CORE PLUS FIXED INCOME FUND
                                                 ------------------------------------     ------------------------------------
                                                                     SIX MONTHS ENDED                         SIX MONTHS ENDED
                                                    YEAR ENDED         JULY 31, 2001         YEAR ENDED         JULY 31, 2001
                                                 JANUARY 31, 2001       (UNAUDITED)       JANUARY 31, 2001       (UNAUDITED)
                                                 ----------------    ----------------     ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                $1,012,617          $524,545             $895,842               $865,144
Net realized gain on
  investments, foreign currency, forward
  contracts and futures contracts                       104,211           119,747               73,416                 67,727
Change in unrealized appreciation
  of investments, foreign currency, forward
  contracts and futures contracts                       748,398            57,931              629,818                322,432
                                                 ----------------    ----------------     ----------------    ----------------
Net increase resulting from operations                1,865,226           702,223            1,599,076              1,255,303
                                                 ----------------    ----------------     ----------------    ----------------
Dividends from net investment income:
   Class I                                             (167,050)          (48,036)             (35,999)               (15,438)
   Class II                                            (245,050)         (160,063)             (36,452)               (15,689)
   Class III                                            (34,411)          (13,847)             (36,904)               (15,890)
   Class IV                                            (590,012)         (237,745)            (855,080)              (809,311)
                                                 ----------------    ----------------     ----------------    ----------------
                                                     (1,036,523)         (459,691)            (964,435)              (856,328)
                                                 ----------------    ----------------     ----------------    ----------------
Distributions from capital gains:
   Class I                                                    -              (469)                   -                   (141)
   Class II                                                   -            (1,527)                   -                   (141)
   Class III                                                  -              (131)                   -                   (141)
   Class IV                                                   -            (2,233)                   -                 (3,244)
                                                 ----------------    ----------------     ----------------    ----------------
                                                              -            (4,360)                   -                 (3,667)
                                                 ----------------    ----------------     ----------------    ----------------
Net increase from fund share
      transactions (Note 6)                           1,681,163           160,004                    -             28,962,787
                                                 ----------------    ----------------     ----------------    ----------------
Total increase in net assets                          2,509,866           398,176              634,641             29,358,095
NET ASSETS
Beginning of period                                  14,857,734        17,367,600           12,912,784             13,547,425
                                                 ----------------    ----------------     ----------------    ----------------
End of period*                                      $17,367,600       $17,765,776          $13,547,425            $42,905,520
                                                 ================    ================     ================    ================


* (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $79,766, $144,620, $52,384, AND $61,200, RESPECTIVELY).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

                                                            STATE STREET RESEARCH                      STATE STREET RESEARCH
                                                          CORE LARGE CAP GROWTH FUND                   LARGE CAP GROWTH FUND
                                                      -----------------------------------      ------------------------------------
                                                                         SIX MONTHS ENDED                          SIX MONTHS ENDED
                                                         YEAR ENDED       JULY 31, 2001           YEAR ENDED         JULY 31, 2001
                                                      JANUARY 31, 2001     (UNAUDITED)         JANUARY 31, 2001       (UNAUDITED)
                                                      ----------------   ----------------      ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)                                 $1,691            $1,969                  $(960)               $526
Net realized gain (loss) on investments                     (24,583)          (69,379)                 1,053            (149,281)
Change in unrealized appreciation (depreciation)
  of investments                                              4,402           (90,292)              (122,949)            (94,347)
                                                      ----------------   ----------------      ----------------    ----------------
Net decrease resulting from operations                      (18,490)         (157,702)              (122,856)           (243,102)
                                                      ----------------   ----------------      ----------------    ----------------
Dividends from net investment income:
   Class I                                                   (9,104)                -                 (8,809)                  -
   Class II                                                  (9,504)                -                 (9,165)                  -
   Class III                                                 (9,904)                -                 (9,594)                  -
   Class IV                                                 (11,087)                -                (10,765)                  -
                                                      ----------------   ----------------      ----------------    ----------------
                                                            (39,599)                -                (38,333)                  -
                                                      ----------------   ----------------      ----------------    ----------------
Distribution from capital gains:
   Class I                                                        -                 -                 (7,590)                  -
   Class II                                                       -                 -                 (7,566)                  -
   Class III                                                      -                 -                 (7,566)                  -
   Class IV                                                       -                 -                 (8,317)                  -
                                                      ----------------   ----------------      ----------------    ----------------
                                                                  -                 -                (31,039)                  -
                                                      ----------------   ----------------      ----------------    ----------------

Distributions in excess of capital gains:
   Class I                                                     (243)                -                 (8,888)                  -
   Class II                                                    (243)                -                 (8,754)                  -
   Class III                                                   (243)                -                 (8,754)                  -
   Class IV                                                    (268)                -                 (9,616)                  -
                                                      ----------------   ----------------      ----------------    ----------------
                                                               (997)                -                (36,012)                  -
                                                      ----------------   ----------------      ----------------    ----------------
Net increase (decrease) from fund share
  transactions (Note 6)                                         982                 -                 71,739              (4,710)
                                                      ----------------   ----------------      ----------------    ----------------
Total decrease in net assets                                (58,104)         (157,702)              (156,501)           (247,812)
NET ASSETS
Beginning of period                                       1,122,740         1,064,636              1,263,501           1,107,000
                                                      ----------------   ----------------      ----------------    ----------------
End of period*                                           $1,064,636          $906,934             $1,107,000            $859,188
                                                      ================   ================      ================    ================

* (INCLUDING UNDISTRIBUTED NET INVESTMENT LOSS OF ($16,405), ($14,436), ($16,405), AND ($15,879) RESPECTIVELY).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Notes to Unaudited Financial Statements                          July 31, 2001

NOTE 1
State Street Research Institutional Funds (the "Trust") is a Massachusetts business trust organized on March 3, 1999 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of four separate funds: State Street Research Core Fixed Income Fund (the "Core Fixed Fund"), State Street Research Core Plus Fixed Income Fund (the "Core Plus Fund"), State Street Research Core Large Cap Growth Fund (the "Core Large Cap Growth Fund") and State Street Research Large Cap Growth Fund (the "Large Cap Growth Fund") (collectively the "Funds").

The investment objectives of the Funds are as follows: The Core Fixed Fund and the Core Plus Fund seek competitive total returns primarily from investing in fixed income securities. The Core Large Cap Growth Fund and the Large Cap Growth Fund seek to provide long-term growth of capital.

The Funds each offer four classes of shares. Class I shares of Core Large Cap Growth Fund and Large Cap Growth Fund may only be purchased by certain institutional investors, such as retirement plans, foundations, endowments, corporations, partnerships, trusts, or similar institutional investors. Class I shares of Core Fixed Fund and Core Plus Fund may only be purchased by institutional investors, as well as private clients with existing advisory relationships with State Street Research & Management Company (the "Advisor"), an indirect wholly owned subsidiary of MetLife, Inc ("MetLife"). The minimum initial investment for Class I shares is $1 million. Class I shares pay a shareholder service fee of 0.30% of average net assets. Class II, Class III and Class IV shares may only be purchased by institutional investors, as well as private clients with existing advisory relationships with the Adviser. The minimum initial investment for Class II, Class III and Class IV shares are $5 million, $15 million and $25 million, respectively. The shareholder service fees for Class II, Class III and Class IV shares are 0.20%, 0.10% and 0.05%, respectively.

The Funds' expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Funds in preparing their financial statements, and such policies are in conformity with generally accepted accounting principles.

     A. INVESTMENT VALUATION
     Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed Income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

     B. FORWARD CONTRACTS AND FOREIGN CURRENCIES
     The Core Plus Fund has entered into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by a fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risk may arise from the potential liability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in a fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. A fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of a fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

D. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Funds. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Funds are charged for expenses directly attributable to them, while indirect expenses are allocated among all funds in the Trust.

E. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly for the Core Fixed Fund and the Core Plus Fund and annually, if any, for the Core Large Cap Growth Fund and the Large Cap Growth Fund. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions, paydown gain and losses and wash sale deferrals.

F. FEDERAL INCOME TAX
No provision for Federal income taxes is necessary because the Funds intend to qualify under Subchapter M of the Internal Revenue Code and their policy is to distribute all of their taxable income, including realized capital gains, within the prescribed time periods.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Funds are required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Funds are permitted to defer into their next fiscal year any net capital losses incurred between each November 1 and the end of their fiscal years. From November 1, 2000 through January 31, 2001, the Core Large Cap Growth Fund and the Large Cap Growth Fund incurred net capital losses of approximately $26,000 and $33,000, respectively, and intends to defer and treat such losses as arising in the fiscal year ended January 31, 2002.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. FUTURES
The Core Fixed and Core Plus Funds have entered into future contracts as a hedge against unfavorable market conditions and to enhance income. The Funds will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Funds will limit their risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Funds deposit with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Funds receive from or pay to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

I. SECURITIES LENDING
The Funds may seek additional income by lending portfolio securities to qualified institutions. The Funds will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Funds could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Funds will bear the loss. The entire amount of the collateral is invested in State Street Navigator Securities Lending Prime Portfolio. At July 31, 2001, the value of the securities loaned and the value of the collateral were as follows:

                                              MARKET VALUE              COLLATERAL
                                              ------------              ----------
Core Fixed Fund                                 $1,382,926             $ 1,414,220
Core Plus Fund                                  $2,161,873             $ 2,245,750
Core Large Cap Growth Fund                        $137,681                $141,125
Large Cap Growth Fund                              $80,119                 $82,960

During the six months ended July 31, 2001, income from securities lending for Core Fixed, Core Plus, Core Large Cap Growth, and Large Cap Growth amounted to $282, $3,841, $381 and $87, respectively.

J. CHANGE IN ACCOUNTING PRINCIPLE
In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Core Fixed Fund and the Core Plus Fund to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Funds will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Funds' net asset values, but will change the classifications of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations.

The Core Fixed Fund and the Core Plus Fund estimate that the initial adjustment required upon adoption of premium and discount amortization will decrease the recorded cost of its investments (but not their market value) by approximately $1,734 and $2,005, respectively

NOTE 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.40%, 0.40%, 0.55% and 0.55% of the average daily net assets for the Core Fixed Fund, Core Plus Fund, Core Large Cap Growth Fund and Large Cap Growth Fund, respectively. In consideration of these fees, the Adviser furnishes the Funds with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management including accounting and legal services, custodial services and all other routine expenses incurred in connection with managing the business and affairs of the Funds. During the six months ended July 31, 2001, the fees pursuant to such agreement amounted to $34,685, $58,652, $2,557 and $2,490 for the Core Fixed Fund, Core Plus Fund, Core Large Cap Growth Fund and Large Cap Growth Fund, respectively.


NOTE 3
The Adviser has contractually agreed to waive management fees and bear or reimburse certain other expenses until termination of such agreement. During the six months ended July 31, 2001, the amounts of such expenses waived and reimbursed by the Adviser were $17,342, $29,331, $930 and $906 for the Core Fixed Fund, Core Plus Fund, Core Large Cap Growth Fund and Large Cap Growth Fund, respectively.

NOTE 4
For the six months ended July 31, 2001, purchases and sales of securities, exclusive of short-term obligations and forward foreign currency exchange contracts, were as follows:

                                              PURCHASES                SALES
                                              ---------                -----
Core Fixed Fund                             $19,422,353          $18,379,987
Core Plus Fund                              $77,022,307          $49,303,714
Core Large Cap Growth Fund                     $560,224             $544,232
Large Cap Growth Fund                          $565,135             $544,513

Purchases of $14,651,356 and $57,949,035 and sales of $16,498,209 and
$45,913,669 of U.S. Government obligations occurred in the Core Fixed Fund and Core Plus Fund, respectively.

NOTE 5
The Trust has entered into a Servicing Agreement with the Adviser under which the Adviser provides certain shareholder services to the Funds such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Funds. Under the Agreement, the Funds pay annual shareholder service fees to the Adviser at a rate of 0.30%, 0.20%, 0.10% and 0.05% of average daily net assets for Class I, Class II, Class III and Class IV shares, respectively. For the six months ended July 31, 2001, fees pursuant to such agreement were as follows:

                                                CLASS I         CLASS II         CLASS III         CLASS IV
                                                -------         --------         ---------         --------
Core Fixed Fund                                  $2,799           $6,110              $260           $2,210
Core Plus Fund                                     $772             $515              $258           $6,944
Core Large Cap Growth Fund                         $340             $227              $113              $62
Large Cap Growth Fund                              $335             $220              $110              $60

STATE STREET RESEARCH
CORE FIXED INCOME FUND


NOTE 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, no par value per share. At July 31, 2001, the Adviser owned 2,500 Class IV shares of each of the Core Fixed Fund, Core Plus Fund, Core Large Cap Growth Fund and Large Cap Growth Fund, and MetLife owned 50,164 shares of each Class I, Class II, Class III and 852,795 Class IV shares of the Core Fixed Fund, 50,281 shares of each Class I, Class II, Class III and 1,156,470 of the Core Plus Fund, 25,023 shares of each Class I, Class II, Class III and Class IV of the Core Large Cap Growth Fund, and 26,471 shares of each Class I, Class II, Class III and Class IV of the Large Cap Growth Fund.

These transactions break down by share class as follows:

                                            STATE STREET RESEARCH CORE FIXED INCOME FUND
                                      ---------------------------------------------------------
                                                                          SIX MONTHS ENDED
                                              YEAR ENDED                   JULY 31, 2001
                                           JANUARY 31, 2001                 (UNAUDITED)
                                      ---------------------------   ---------------------------
                                         SHARES         AMOUNT         SHARES         AMOUNT
                                      ------------   ------------   ------------   ------------
CLASS I
Shares sold                                130,117   $  1,335,001          1,700   $     18,769
Issued upon reinvestment of:
Dividends from net investment income        13,415        133,545          1,702         17,531
Conversion to Class II                    (514,018)    (5,118,098)            --             --
Shares redeemed                                 --             --         (2,928)       (30,503)
                                      ------------   ------------   ------------   ------------
Net increase (decrease)                   (370,486)  $ (3,649,552)           474   $      5,797
                                      ============   ============   ============   ============

CLASS II
Shares sold                                     --             --          7,088   $     77,851
Issued upon reinvestment of:
Dividends from net investment income        20,717   $    212,617          7,207         73,866
Conversion to Class I                      514,018      5,118,098             --             --
                                      ------------   ------------   ------------   ------------
Net increase                               534,735   $  5,330,715         14,295   $    151,717
                                      ============   ============   ============   ============

CLASS III
Shares sold                                     --             --             13   $        140
                                      ------------   ------------   ------------   ------------
Net increase                                    --             --             13   $        140
                                      ============   ============   ============   ============

CLASS IV
Shares sold                                     --             --            214   $      2,350
                                      ------------   ------------   ------------   ------------
Net increase                                    --             --            214   $      2,350
                                      ============   ============   ============   ============

STATE STREET RESEARCH
CORE PLUS FIXED INCOME FUND

                                          STATE STREET RESEARCH CORE PLUS FIXED INCOME FUND
                                      ---------------------------------------------------------
                                                                          SIX MONTHS ENDED
                                              YEAR ENDED                   JULY 31, 2001
                                           JANUARY 31, 2001                 (UNAUDITED)
                                      ---------------------------------------------------------
CLASS I
Issued upon reinvestment of
Dividend from net investment income             --             --             14   $        142
                                      ------------   ------------   ------------   ------------
Net increase                                    --             --             14   $        142
                                      ============   ============   ============   ============

CLASS II
Issued upon reinvestment of
Dividend from net investment income             --             --             14   $        142
                                      ------------   ------------   ------------   ------------
Net increase                                    --             --             14   $        142
                                      ============   ============   ============   ============

CLASS III
Issued upon reinvestment of
Dividend from net investment income             --             --             14   $        142
                                      ------------   ------------   ------------   ------------
Net increase                                    --             --             14   $        142
                                      ============   ============   ============   ============

CLASS IV
Shares sold                                     --             --      2,772,380   $ 28,476,004
Issued upon reinvestment of
Dividend from net investment income             --             --         47,409        486,357
                                      ------------   ------------   ------------   ------------
Net increase                                    --             --      2,819,789   $ 28,962,361
                                      ============   ============   ============   ============

STATE STREET RESEARCH
CORE LARGE CAP GROWTH FUND

                                           STATE STREET RESEARCH CORE LARGE CAP GROWTH FUND
                                      ---------------------------------------------------------
                                                                          SIX MONTHS ENDED
                                              YEAR ENDED                   JULY 31, 2001
                                           JANUARY 31, 2001                 (UNAUDITED)
                                      ---------------------------------------------------------
                                         SHARES         AMOUNT         SHARES         AMOUNT
                                      ------------   ------------   ------------   ------------
CLASS I
Issued upon reinvestment of
Distribution from capital gains                 24   $        243             --             --
                                      ------------   ------------   ------------   ------------
Net increase                                    24   $        243             --             --
                                      ============   ============   ============   ============

CLASS II
Issued upon reinvestment of
Distribution from capital gains                 24   $        243             --             --
                                      ------------   ------------   ------------   ------------
Net increase                                    24   $        243             --             --
                                      ============   ============   ============   ============

CLASS III
Issued upon reinvestment of
Distribution from capital gains                 24   $        243             --             --
                                      ------------   ------------   ------------   ------------
Net increase                                    24   $        243             --             --
                                      ============   ============   ============   ============

CLASS IV
Issued upon reinvestment of
Distribution from capital gains                 24   $        253             --             --
                                      ------------   ------------   ------------   ------------
Net increase                                    24   $        253             --             --
                                      ============   ============   ============   ============

STATE STREET RESEARCH
LARGE CAP GROWTH FUND

                                             STATE STREET RESEARCH LARGE CAP GROWTH FUND
                                      ---------------------------------------------------------
                                                                          SIX MONTHS ENDED
                                              YEAR ENDED                   JULY 31, 2001
                                           JANUARY 31, 2001                 (UNAUDITED)
                                      ---------------------------------------------------------
                                         SHARES         AMOUNT         SHARES         AMOUNT
                                      ------------   ------------   ------------   ------------
CLASS I

Shares sold                                    386   $      4,806             --             --
Issued upon reinvestment of
Distribution from capital gains              1,494         16,478             --             --
Shares redeemed                                 --             --           (409)  $     (3,283)
                                      ------------   ------------   ------------   ------------
Net increase (decrease)                      1,880   $     21,284           (409)  $     (3,283)
                                      ============   ============   ============   ============

CLASS II
Issued upon reinvestment of
Distribution from capital gains              1,471   $     16,320             --             --
                                      ------------   ------------   ------------   ------------
Net increase                                 1,471   $     16,320             --             --
                                      ============   ============   ============   ============

CLASS III
Issued upon reinvestment of
Distribution from capital gains              1,471   $     16,320             --             --
                                      ------------   ------------   ------------   ------------
Net increase                                 1,471   $     16,320             --             --
                                      ============   ============   ============   ============

CLASS IV
Shares sold                                    145   $      1,429             --             --
Issued upon reinvestment of
Distribution from capital gains              1,471         16,386             --             --
Shares redeemed                                 --             --           (145)  $     (1,427)
                                      ------------   ------------   ------------   ------------
Net increase (decrease)                      1,616   $     17,815           (145)  $     (1,427)
                                      ============   ============   ============   ============

STATE STREET RESEARCH
CORE FIXED INCOME FUND

Financial Highlights
For a share outstanding throughout each period.(1)

                                                                                   CLASS I
                                                           -------------------------------------------------------
                                                            AUGUST 2, 1999
                                                           (COMMENCEMENT OF                       SIX MONTHS ENDED
                                                            OPERATIONS) TO        YEAR ENDED       JULY 31, 2001
                                                           JANUARY 31, 2000    JANUARY 31, 2001     (UNAUDITED)
                                                           ----------------    ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00                9.86              10.40
                                                                ------              ------             ------
Net investment income ($)*                                        0.27                0.64               0.30
Net realized and unrealized gain (loss) on
  investments, foreign currency, forward contracts
  and futures contracts ($)                                      (0.15)               0.57               0.11
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              0.12                1.21               0.41
                                                                ------              ------             ------
Dividends from net investment income ($)                         (0.23)              (0.67)             (0.27)
Distributions from capital gains ($)                             (0.03)                 --              (0.00)
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                          (0.26)              (0.67)             (0.27)
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                                9.86               10.40              10.54
                                                                ======              ======             ======
Total return (%)(2)                                               1.19(3)            12.62               4.00(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                        5,433               1,875              1,905
Expense ratio (%)*                                                0.50(4)             0.50               0.50(4)
Ratio of net investment income to average net assets (%)*         5.78(4)             6.40               5.88(4)
Portfolio turnover rate (%)                                     213.41              327.36             129.30
*Reflects voluntary reduction of expenses of
 these amounts (%)                                                0.75(4)             0.20               0.20(4)

                                                                                   CLASS II
                                                           -------------------------------------------------------
                                                            AUGUST 2, 1999
                                                           (COMMENCEMENT OF                       SIX MONTHS ENDED
                                                            OPERATIONS) TO        YEAR ENDED       JULY 31, 2001
                                                           JANUARY 31, 2000    JANUARY 31, 2001     (UNAUDITED)
                                                           ----------------    ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00                9.86              10.39
                                                                ------              ------             ------
Net investment income ($)*                                        0.29                0.65               0.31
Net realized and unrealized gain (loss) on
  investments, foreign currency, forward contracts
  and futures contracts ($)                                      (0.17)               0.56               0.10
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              0.12                1.21               0.41
                                                                ------              ------             ------
Dividends from net investment income ($)                         (0.23)              (0.68)             (0.27)
Distributions from capital gains ($)                             (0.03)                 --              (0.00)
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                          (0.26)              (0.68)             (0.27)
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                                9.86               10.39              10.53
                                                                ======              ======             ======
Total return (%)(2)                                               1.22(3)             12.62               4.05(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                          495               6,080              6,312
Expense ratio (%)*                                                0.40(4)             0.40               0.40(4)
Ratio of net investment income to average net assets (%)*         5.81(4)             6.50               5.98(4)
Portfolio turnover rate (%)                                     213.41              327.36             129.30
*Reflects voluntary reduction of expenses of
these amounts (%)                                                 0.75(4)             0.20               0.20(4)

---------------------------------------------------------
(1) PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(2) TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES.
(3) NOT ANNUALIZED.
(4) ANNUALIZED.

                                                                                   CLASS III
                                                           -------------------------------------------------------
                                                            AUGUST 2, 1999
                                                           (COMMENCEMENT OF                       SIX MONTHS ENDED
                                                            OPERATIONS) TO        YEAR ENDED       JULY 31, 2001
                                                            OPERATIONS) TO     JANUARY 31, 2001     (UNAUDITED)
                                                           ----------------    ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00                9.86              10.40
                                                                ------              ------             ------
Net investment income ($)*                                        0.30                0.66               0.31
Net realized and unrealized gain (loss) on
  investments, foreign currency, forward contracts
  and futures contracts ($)                                      (0.17)               0.57               0.11
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              0.13                1.23               0.42
                                                                ------              ------             ------
Dividends from net investment income ($)                         (0.24)              (0.69)             (0.28)
Distributions from capital gains ($)                             (0.03)                 --              (0.00)
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                          (0.27)              (0.69)             (0.28)
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                                9.86               10.40              10.54
                                                                ======              ======             ======

Total return (%)(2)                                              1.26(3)             12.82              4.09(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                         495                  522               529
Expense ratio (%)*                                               0.30(4)              0.30              0.30(4)
Ratio of net investment income to average net assets (%)*        5.91(4)              6.60              6.08(4)
Portfolio turnover rate (%)                                    213.41               327.36            129.30
*Reflects voluntary reduction of expenses of
these amounts (%)                                                0.75(4)              0.20              0.20(4)

                                                                                   CLASS IV
                                                           -------------------------------------------------------
                                                            AUGUST 2, 1999
                                                           (COMMENCEMENT OF                       SIX MONTHS ENDED
                                                            OPERATIONS) TO        YEAR ENDED       JULY 31, 2001
                                                            OPERATIONS) TO     JANUARY 31, 2001     (UNAUDITED)
                                                           ----------------    ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00                9.86              10.40
                                                                ------              ------             ------
Net investment income ($)*                                        0.30                0.67               0.32
Net realized and unrealized gain (loss) on
investments, foreign currency, forward contracts
and futures contracts ($)                                        (0.17)               0.56               0.10
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              0.13                1.23               0.42
                                                                ------              ------             ------
Dividends from net investment income ($)                         (0.24)              (0.69)             (0.28)
Distributions from capital gains ($)                             (0.03)                 --              (0.00)
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                          (0.27)              (0.69)             (0.28)
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                                9.86               10.40              10.54
                                                                ======              ======             ======

Total return (%)(2)                                              1.28(3)             12.87              4.11(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                        8,435               8,892              9,019
Expense ratio (%)*                                               0.25(4)              0.25              0.25(4)
Ratio of net investment income to average net assets (%)*        5.93(4)              6.65              6.13(4)
Portfolio turnover rate (%)                                    213.41               327.36            129.30
*Reflects voluntary reduction of expenses of
these amounts (%)                                                0.75(4)              0.20              0.20(4)

---------------------------------------------------
(1) PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(2) TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES.
(3) NOT ANNUALIZED.
(4) ANNUALIZED.

                                                                                    CLASS I
                                                           -------------------------------------------------------
                                                            AUGUST 2, 1999
                                                           (COMMENCEMENT OF                       SIX MONTHS ENDED
                                                            OPERATIONS) TO        YEAR ENDED       JULY 31, 2001
                                                           JANUARY 31, 2001    JANUARY 31, 2001     (UNAUDITED)
                                                           ----------------    ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00                9.86              10.34
                                                                ------              ------             ------
Net investment income ($) *                                       0.30                0.66               0.30
Net realized and unrealized gain (loss) on
investments, foreign currency, forward contracts
and futures contracts ($)                                        (0.14)               0.54               0.05
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              0.16                1.20               0.35
                                                                ------              ------             ------
Dividends from net investment income ($)                         (0.25)              (0.72)             (0.31)
Distributions from capital gains ($)                             (0.05)                 --              (0.00)
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                          (0.30)              (0.72)             (0.31)
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                                9.86               10.34              10.38
                                                                ======              ======             ======

Total return (%)(2)                                               1.62(3)            12.58               3.45(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                         496                  520                522
Expense ratio (%)*                                               0.50(4)              0.50               0.50(4)
Ratio of net investment income to average net assets (%)*        5.88(4)              6.59               5.85(4)
Portfolio turnover rate (%)                                    234.12               323.47             232.74
*Reflects voluntary reduction of expenses of
these amounts (%)                                                0.814                0.20               0.204

                                                                                   CLASS II
                                                           -------------------------------------------------------
                                                            AUGUST 2, 1999
                                                           (COMMENCEMENT OF                       SIX MONTHS ENDED
                                                            OPERATIONS) TO        YEAR ENDED       JULY 31, 2001
                                                           JANUARY 31, 2001    JANUARY 31, 2001     (UNAUDITED)
                                                           ----------------    ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00                9.86              10.35
                                                                ------              ------             ------
Net investment income ($) *                                       0.30                0.67               0.30
Net realized and unrealized gain (loss) on
investments, foreign currency, forward contracts
and futures contracts ($)                                        (0.14)               0.55               0.04
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              0.16                1.22               0.34
                                                                ------              ------             ------
Dividends from net investment income ($)                         (0.25)              (0.73)             (0.31)
Distributions from capital gains ($)                             (0.05)                 --              (0.00)
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                          (0.30)              (0.73)             (0.31)
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                                9.86               10.35              10.38
                                                                ======              ======             ======

Total return (%)2                                                 1.66(3)            12.78               3.40(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                         496                  520               522
Expense ratio (%)*                                               0.40(4)              0.40              0.40(4)
Ratio of net investment income to average net assets (%)*        5.98(4)              6.69              5.94(4)
Portfolio turnover rate (%)                                    234.12               323.47            232.74
*Reflects voluntary reduction of expenses of
these amounts (%)                                                0.81(4)              0.20              0.20(4)

----------------------------------------------------
(1) PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(2) TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES.
(3) NOT ANNUALIZED.
(4) ANNUALIZED.

                                                                                   CLASS III
                                                           -------------------------------------------------------
                                                            AUGUST 2, 1999
                                                           (COMMENCEMENT OF                       SIX MONTHS ENDED
                                                            OPERATIONS) TO        YEAR ENDED       JULY 31, 2001
                                                           JANUARY 31, 2001    JANUARY 31, 2001     (UNAUDITED)
                                                           ----------------    ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00                9.86              10.35
                                                                ------              ------             ------
Net investment income ($) *                                       0.31                0.68               0.31
Net realized and unrealized gain (loss) on
investments, foreign currency, forward contracts
and futures contracts ($)                                        (0.14)               0.54               0.07
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              0.17                1.22               0.38
                                                                ------              ------             ------
Dividends from net investment income ($)                         (0.26)              (0.73)             (0.32)
Distributions from capital gains ($)                             (0.05)                 --              (0.00)
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                          (0.31)              (0.73)             (0.32)
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                                9.86               10.35              10.41
                                                                ======              ======             ======

Total return (%)(2)                                               1.70(3)            12.88               3.54(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                          496                 520                524
Expense ratio (%)*                                                0.30(4)             0.30               0.30(4)
Ratio of net investment income to average net assets (%)*         6.08(4)             6.79               6.04(4)
Portfolio turnover rate (%)                                     234.12              323.47             232.74
*Reflects voluntary reduction of expenses of
these amounts (%)                                                 0.81(4)             0.20               0.20(4)

                                                                                   CLASS IV
                                                           -------------------------------------------------------
                                                            AUGUST 2, 1999
                                                           (COMMENCEMENT OF                       SIX MONTHS ENDED
                                                            OPERATIONS) TO        YEAR ENDED       JULY 31, 2001
                                                           JANUARY 31, 2001    JANUARY 31, 2001     (UNAUDITED)
                                                           ----------------    ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00                9.86              10.35
                                                                ------              ------             ------
Net investment income ($) *                                       0.31                0.69               0.33
Net realized and unrealized gain (loss) on
investments, foreign currency, forward contracts
and futures contracts ($)                                        (0.14)               0.54               0.03
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              0.17                1.23               0.36
                                                                ------              ------             ------
Dividends from net investment income ($)                         (0.26)              (0.74)             (0.32)
Distributions from capital gains ($)                             (0.05)                 --              (0.00)
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                          (0.31)              (0.74)             (0.32)
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                                9.86               10.35              10.39
                                                                ======              ======             ======

Total return (%)(2)                                               1.72(3)            12.93               3.56(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                       11,426              11,987             41,337
Expense ratio (%)*                                                0.25(4)             0.25               0.25(4)
Ratio of net investment income to average net assets (%)*         6.13(4)             6.84               5.90(4)
Portfolio turnover rate (%)                                     234.12              323.47             232.74
*Reflects voluntary reduction of expenses of
these amounts (%)                                                 0.81(4)             0.20               0.20(4)

----------------------------------------------------
(1) PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(2) TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES.
(3) NOT ANNUALIZED.
(4) ANNUALIZED.

STATE STREET RESEARCH
CORE LARGE CAP GROWTH FUND

                                                                                   CLASS I
                                                           -------------------------------------------------------
                                                            AUGUST 2, 1999
                                                           (COMMENCEMENT OF                       SIX MONTHS ENDED
                                                            OPERATIONS) TO        YEAR ENDED       JULY 31, 2001
                                                           JANUARY 31, 2001    JANUARY 31, 2001     (UNAUDITED)
                                                           ----------------    ----------------   ----------------

NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00               10.94              10.37
                                                                ------              ------             ------
Net investment income ($)*                                        0.01                0.00               0.01
Net realized and unrealized gain (loss) on investments            0.93               (0.20)             (1.55)
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              0.94               (0.20)             (1.54)
                                                                ------              ------             ------
Dividend from net investment income ($)                             --               (0.36)                --
Distribution in excess of capital gains ($)                         --               (0.01)                --
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                             --               (0.37)                --
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                               10.94               10.37               8.83
                                                                ======              ======             ======

Total return (%)(2)                                               9.40(3)            (1.99)            (14.85)(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                          274                 260                221
Expense ratio (%)*                                                0.65(4)             0.65               0.65(4)
Ratio of net investment income to average net assets (%)*         0.12                0.00               0.28(4)
Portfolio turnover rate (%)                                      40.53               93.90              68.81
*Reflects voluntary reduction of expenses of
these amounts (%)                                                 7.71(4)             0.20               0.20(4)


                                                                                   CLASS II
                                                           -------------------------------------------------------

                                                                                                  SIX MONTHS ENDED
                                                             JULY 31, 2001        YEAR ENDED       JULY 31, 2001
                                                              (UNAUDITED)      JANUARY 31, 2001     (UNAUDITED)
                                                           ----------------    ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00               10.95              10.37
                                                                ------              ------             ------
Net investment income ($)*                                        0.01                0.01               0.02
Net realized and unrealized gain (loss) on investments            0.94               (0.20)             (1.56)
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              0.95               (0.19)             (1.54)
                                                                ------              ------             ------
Dividend from net investment income ($)                             --               (0.38)                --
Distribution in excess of capital gains ($)                         --               (0.01)                --
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                             --               (0.39)                --
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                               10.95               10.37               8.83
                                                                ======              ======             ======

Total return (%)(2)                                               9.50(3)            (1.94)            (14.85)(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                          274                 260                221
Expense ratio (%)*                                                0.55(4)             0.55               0.55(4)
Ratio of net investment income to average net assets (%)*         0.22(4)             0.10               0.38(4)
Portfolio turnover rate (%)                                      40.53               93.90              68.81
*Reflects voluntary reduction of expenses of
these amounts (%)                                                 7.71(4)             0.20               0.20(4)

------------------------------------------------------
(1) PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(2) TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES.
(3) NOT ANNUALIZED.
(4) ANNUALIZED.

                                                                                   CLASS III
                                                           -------------------------------------------------------
                                                            AUGUST 2, 1999
                                                           (COMMENCEMENT OF                       SIX MONTHS ENDED
                                                            OPERATIONS) TO        YEAR ENDED       JULY 31, 2001
                                                           JANUARY 31, 2001    JANUARY 31, 2001     (UNAUDITED)
                                                           ----------------    ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00               10.95              10.37
                                                                ------              ------             ------
Net investment income ($)*                                        0.02                0.02               0.02
Net realized and unrealized gain (loss) on investments            0.93               (0.19)             (1.55)
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              0.95               (0.17)             (1.53)
                                                                ------              ------             ------
Dividend from net investment income ($)                             --               (0.40)                --
Distribution in excess of capital gains ($)                         --               (0.01)                --
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                             --               (0.41)                --
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                               10.95               10.37               8.84
                                                                ======              ======             ======

Total return (%)(2)                                               9.50(3)            (1.80)            (14.75)(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                          274                 260                221
Expense ratio (%)*                                                0.45(4)             0.45               0.45(4)
Ratio of net investment income to average net assets (%)*         0.32(4)             0.21               0.48(4)
Portfolio turnover rate (%)                                      40.53               93.90              68.81
*Reflects voluntary reduction of expenses of
these amounts (%)                                                 7.71(4)             0.20               0.20(4)

                                                                                  CLASS IV
                                                           -------------------------------------------------------
                                                            AUGUST 2, 1999
                                                           (COMMENCEMENT OF    SIX MONTHS ENDED
                                                            OPERATIONS) TO       YEAR ENDED         JULY 31, 2001
                                                            JANUARY 31, 2000   JANUARY 31, 2001      (UNAUDITED)
                                                           ----------------    ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00               10.96              10.37
                                                                ------              ------             ------
Net investment income ($)*                                        0.02                0.03               0.02
Net realized and unrealized gain (loss) on investments            0.94               (0.21)             (1.55)
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              0.96               (0.18)             (1.53)
                                                                ------              ------             ------
Dividend from net investment income ($)                             --               (0.40)                --
Distribution in excess of capital gains ($)                         --               (0.01)                --
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                             --               (0.41)                --
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                               10.96               10.37               8.84
                                                                ======              ======             ======

Total return (%)(2)                                               9.603              (1.83)            (14.75)(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                          301                 286                243
Expense ratio (%)*                                                0.40(4)             0.40               0.40(4)
Ratio of net investment income to average net assets (%)*         0.37(4)             0.26               0.53(4)
Portfolio turnover rate (%)                                      40.53               93.90              68.81
*Reflects voluntary reduction of expenses of
these amounts (%)                                                 7.71(4)             0.20               0.20(4)

-------------------------------------------------
(1) PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(2) TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES.
(3) NOT ANNUALIZED.
(4) ANNUALIZED.

STATE STREET RESEARCH LARGE CAP GROWTH FUND

                                                                                  CLASS I
                                                           -------------------------------------------------------
                                                            AUGUST 2, 1999
                                                           (COMMENCEMENT OF    SIX MONTHS ENDED
                                                            OPERATIONS) TO       YEAR ENDED         JULY 31, 2001
                                                            JANUARY 31, 2000   JANUARY 31, 2001      (UNAUDITED)
                                                           ----------------    ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00               12.31              10.16
                                                                ------              ------             ------
Net investment loss ($) *                                        (0.01)              (0.03)              0.00
Net realized and unrealized gain (loss) on investments            2.32               (1.12)             (2.25)
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              2.31               (1.15)             (2.25)
                                                                ------              ------             ------
Dividends from net investment income ($)                            --               (0.35)                --
Distributions from capital gains ($)                                --               (0.31)                --
Distribution in excess of capital gains ($)                         --               (0.34)                --
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                             --               (1.00)                --
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                               12.31               10.16               7.91
                                                                ======              ======             ======

Total return (%)(2)                                              23.10(3)           (10.02)            (22.15)(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                          308                 273                210
Expense ratio (%)*                                                0.65(4)              0.65              0.65(4)
Ratio of net investment loss to average net assets (%)*          (0.11)(4)            (0.21)            (0.02)(4)
Portfolio turnover rate (%)                                      41.57                82.83             69.90
*Reflects voluntary reduction of expenses of
these amounts (%)                                                 7.25(4)              0.20              0.20(4)

                                                                                  CLASS II
                                                           -------------------------------------------------------
                                                            AUGUST 2, 1999
                                                           (COMMENCEMENT OF                       SIX MONTHS ENDED
                                                            OPERATIONS) TO       YEAR ENDED         JULY 31, 2001
                                                            JANUARY 31, 2000   JANUARY 31, 2001      (UNAUDITED)
                                                           ----------------    ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00               12.32              10.16
                                                                ------              ------             ------
Net investment income (loss)($)*                                 (0.00)              (0.01)              0.00
Net realized and unrealized gain (loss) on investments            2.32               (1.14)             (2.23)
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              2.32               (1.15)             (2.23)
                                                                ------              ------             ------
Dividends from net investment income ($)                            --               (0.36)                --
Distributions from capital gains ($)                                --               (0.31)                --
Distribution in excess of capital gains ($)                         --               (0.34)                --
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                             --               (1.01)                --
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                               12.32               10.16               7.93
                                                                ======              ======             ======

Total return (%)(2)                                              23.20(3)            (9.97)            (21.95)(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                          308                 269                210
Expense ratio (%)*                                                0.55(4)             0.55               0.55(4)
Ratio of net investment income (loss) to average
  net assets (%)*                                                (0.01)(4)           (0.11)              0.08(4)
Portfolio turnover rate (%)                                      41.57               82.83              69.90
*Reflects voluntary reduction of expenses of
these amounts (%)                                                 7.25(4)             0.20               0.20(4)

--------------------------------------------------
(1) PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(2) TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES.
(3) NOT ANNUALIZED.
(4) ANNUALIZED.

                                                                                  CLASS III
                                                           -------------------------------------------------------
                                                            AUGUST 2, 1999
                                                           (COMMENCEMENT OF                       SIX MONTHS ENDED
                                                            OPERATIONS) TO       YEAR ENDED         JULY 31, 2001
                                                            JANUARY 31, 2000   JANUARY 31, 2001      (UNAUDITED)
                                                           ----------------    ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00               12.33              10.16
                                                                ------              ------             ------
Net investment loss ($) *                                         0.01               (0.00)              0.01
Net realized and unrealized gain (loss) on investments            2.32               (1.14)             (2.24)
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              2.33               (1.14)             (2.23)
                                                                ------              ------             ------
Dividends from net investment income ($)                            --               (0.38)                --
Distributions from capital gains ($)                                --               (0.31)                --
Distribution in excess of capital gains ($)                         --               (0.34)                --
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                             --               (1.03)                --
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                               12.33               10.16               7.93
                                                                ======              ======             ======


Total return (%)(2)                                              23.30(3)            (9.91)            (21.95)(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                          308                 269                210
Expense ratio (%)*                                                0.45(4)             0.45               0.45(4)
Ratio of net investment income (loss) to
  average net assets (%)*                                         0.09(4)            (0.01)              0.18(4)
Portfolio turnover rate (%)                                      41.57               82.83              69.90
*Reflects voluntary reduction of expenses of
these amounts (%)                                                 7.25(4)             0.20               0.20(4)

                                                                                  CLASS IV
                                                           -------------------------------------------------------
                                                            AUGUST 2, 1999
                                                           (COMMENCEMENT OF                       SIX MONTHS ENDED
                                                            OPERATIONS) TO       YEAR ENDED         JULY 31, 2001
                                                            JANUARY 31, 2000   JANUARY 31, 2001      (UNAUDITED)
                                                           ----------------    ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                         10.00               12.33              10.16
                                                                ------              ------             ------
Net investment income (loss)($)*                                  0.01                0.00               0.01
Net realized and unrealized gain (loss) on investments            2.32               (1.13)             (2.24)
                                                                ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                              2.33               (1.13)             (2.23)
                                                                ------              ------             ------
Dividends from net investment income ($)                            --               (0.39)                --
Distributions from capital gains ($)                                --               (0.31)                --
Distribution in excess of capital gains ($)                         --               (0.34)                --
                                                                ------              ------             ------
TOTAL DISTRIBUTIONS ($)                                             --               (1.04)                --
                                                                ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                               12.33               10.16               7.93
                                                                ======              ======             ======

Total return (%)(2)                                              23.30(3)            (9.85)            (21.95)(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                          339                 296                230
Expense ratio (%)*                                                0.40(4)             0.40               0.40(4)
Ratio of net investment income to average net assets (%)*         0.14(4)             0.04               0.23(4)
Portfolio turnover rate (%)                                      41.57               82.83              69.90
*Reflects voluntary reduction of expenses of
these amounts (%)                                                 7.25                0.20               0.20(4)

--------------------------------------------------
(1) PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(2) TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES.
(3) NOT ANNUALIZED.
(4) ANNUALIZED.